     As filed with the Securities and Exchange Commission on April 29, 1997
                                                  Registration No. 33-83120
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                           --------------------------

                                    FORM N-4

          REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933     /X/
                                                                  --

                Pre-Effective Amendment No. ___                   / /
                                                                  --

                 Post-Effective Amendment No. 2                   /X/
                                                                  --

         REGISTRATION STATEMENT UNDER THE INVESTMENT              /X/
                                                                  --
                              COMPANY ACT OF 1940

                       Amendment No. 3                            /X/
                                                                  --
                           --------------------------
                         PIA VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)
                           --------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                              (Name of Depositor)
                           --------------------------
                                600 Dresher Road
                          Horsham, Pennsylvania  19044
             (Address of Principal Executive Offices of Depositor)
                 Depositor's Telephone Number:  (215) 956-9177
                           --------------------------

                                Richard F. Plush
                     Vice President, Products and Programs
                     The Penn Insurance and Annuity Company
                                600 Dresher Road
                          Horsham, Pennsylvania  19044
                    (Name and Address of Agent for Service)

                                    Copy to:
                                Richard W. Grant
                                C. Ronald Rubley
                          Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                          Philadelphia, PA  19103-6993
                           --------------------------
     It is proposed that this filing will become effective (check appropriate box)

            x   immediately upon filing pursuant to paragraph (b) of Rule 485
           ---

                on (date) pursuant to paragraph (b) of Rule 485
           ---

                60 days after filing pursuant to paragraph (a) of Rule 485
           ---
                on (date) pursuant to paragraph (a) of Rule 485
           ---

     The registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ending December 31, 1996 was filed on February 11, 1997.
================================================================================

                             CROSS REFERENCE SHEET


                                                                                                    Location in Statement
Form N-4 Item Number                                 Location in Prospectus                         of Additional Information
--------------------                                 ----------------------                         -------------------------
Item 1.   Cover Page                                 Cover Page                                     N/A

Item 2.   Definitions                                Special Terms                                  N/A

Item 3.   Synopsis or Highlights                     Cover Page; Expenses                           N/A

Item 4.   Condensed Financial Information            Performance Information                        N/A

Item 5.   General Description of Registrant,         The Penn Insurance and Annuity                 N/A
          Depositor and Portfolio Companies          Company; The Separate Account

Item 6.   Deductions and Expenses                    The Contract - Charges                         N/A

Item 7.   General Description of Variable            The Contract                                   N/A
          Annuity Contracts

Item 8.   Annuity Period                             The Contract - Annuity Payments                N/A

Item 9.   Death Benefit                              The Contract - Death Benefit                   N/A

Item 10.  Purchases and Contract Value               The Contract - Purchases; The Contract         N/A
                                                     -Accumulations Units

Item 11.  Redemptions                                The Contract - Withdrawals                     N/A

Item 12.  Taxes                                      Federal Income Tax Considerations              N/A

Item 13.  Legal Proceedings                          N/A                                            N/A

Item 14.  Table of Contents  of Statement of         Statement of Additional Information            N/A
          Additional Information                     Contents

Item 15.  Cover Page                                 N/A                                            Cover Page

Item 16.  Table of Contents                          N/A                                            Cover Page

Item 17.  General Information and History            N/A                                            N/A

Item 18.  Services                                   N/A                                            Administrative and
                                                                                                    Recordkeeping Services;
                                                                                                    Custodian; Auditors

Item 19.  Purchase of Securities Being               The Contract - Purchases;                      Distribution of Contracts
          Offered                                    The Contract - Transfers;
                                                     The Contract - Charges

Item 20.  Underwriters                               N/A                                            Distribution of Contracts

Item 21.  Calculation of Performance Data            N/A                                            Performance Data

Item 22.  Annuity Payments                           N/A                                            Variable Annuity Payments

Item 23.  Financial Statements                       N/A                                            Financial Statements



May 1, 1997                               The Penn Insurance and Annuity Company
                                                                Philadelphia, PA

Pennant

                   Profile Of Pia Variable Annuity Account I

This profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. The Contract is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.


     1. The Annuity Contract
     ------------------------------------------
        The Contract offered in this prospectus is a combination variable and fixed annuity contract between you, the owner, and The Penn Insurance and Annuity Company. The Contract provides a means for you to invest in one or more of the available investment funds listed in Section 4, and/or one or more of the fixed interest accounts guaranteed and funded by The Penn Insurance and Annuity Company through its general account.

        You determine (1) the amount and frequency of purchase payments, (2) the investment funds, (3) transfers between the investment funds, (4) the type of annuity to be paid after the accumulation period, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals.

        Purchase payments and investment gains allocated to the variable accounts vary up and down with the investment experience of the underlying investment funds. The investment risk is high or low, depending on the variable account selected. Refer to section 8 to see calendar year performance of the investment funds which will show you the range of historical returns.


     2. Annuity Payments
     ------------------------------------------
        You may choose (1) an annuity for a specified number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) another form of an annuity that we may agree upon. You may select any one of these as a variable annuity (except for a specified number of years), a fixed annuity, or a combination of both.


     3. Purchase
     ------------------------------------------
        The Contract may be purchased by individuals, corporations and other business associations. It may be purchased under retirement plans that qualify for special tax treatment under the Internal Revenue Code (Qualified Plan), or as a Non-Qualified Plan. The minimum initial purchase payment is $5,000 for all Non-Qualified Plans and $2,000 for Qualified Plans. For both Plans, the minimum subsequent purchase payment is $250.


     4. Investment Options
     ------------------------------------------

           Independence Capital                  T. Rowe Price Associates, Inc.               Neuberger & Berman Management
              Management, Inc.                       Flexibly Managed Fund                           Incorporated
            Growth Equity Fund                       High Yield Bond Fund                 AMT Limited Maturity Bond Portfolio
             Quality Bond Fund                                                                   AMT Balanced Portfolio
             Money Market Fund                    American Century Investment                     AMT Partners Portfolio
                                                       Management, Inc.
              OpCap Advisors                   VP Capital Appreciation Portfolio                 Fidelity Investments
            Value Equity Fund                                                                VIP Equity Income Portfolio
         Small Capitalization Fund                  ICMI/Robertson Stephens                       VIP Growth Portfolio
                                                     Emerging Growth Fund                   VIP II Asset Manager Portfolio
      Morgan Stanley Asset Management                                                         VIP II Index 500 Portfolio
 Emerging Markets Equity (Int'l) Portfolio            Vontobel USA, Inc.
                                                  International Equity Fund

     5. Expenses
     ------------------------------------------
        Each year we deduct a contract administration charge of the lesser of $30 or 2% of the variable account value, unless the variable account value is greater than $50,000. We deduct a daily mortality and expense risk charge equal to an annual rate of 1.25% of the daily net asset value of the variable account and a daily administration charge equal to an annual rate of 0.15% of the daily net asset value of the variable account. The investment funds underlying the variable accounts also incur expenses, which range from 0.28% to 1.75% of the fund's average daily value.

        A contingent deferred sales charge may be deducted if you make a full or partial withdrawal. No deferred sales charge will be made on the portion of the first withdrawal of each contract year that does not exceed 15% of total purchase payments. The following table shows the schedule of the contingent deferred sales charge that will apply:



                    ---------------------------------------------------------
                          Number of Full Contract
                       Years Since Purchase Payment       Applicable Charge
                    ---------------------------------------------------------
                                 1                              6.0%
                                 2                              5.0%
                                 3                              4.0%
                                 4                              3.0%
                                 5                              2.0%
                                 6                              1.0%
                             7 and later                      No Charge
                    ---------------------------------------------------------


        The following table is designed to help you understand the charges in your Contract. The column "Total Annual Charges" shows the annual percentage charge for contract administration (which is represented as .05%), insurance charges and investment charges. The next columns show you two examples of the charges, in dollars, you would pay under your Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of the applicable period. The premium tax is assumed to be 0% in both examples.


     ----------------------------------------------------------------------------------------

                                                                         Examples
                                                                         Total Annual
                                        Total       Total                Expenses at the
                                       Annual      Annual      Total     End of:
                                     Insurance   Portfolio    Annual
     Fund                             Charges     Charges     Charges     1 year    10 Years
     ----------------------------------------------------------------------------------------
     Growth Equity                      1.45%       0.80%       2.25%       $75        $255
     Value Equity                       1.45        0.78        2.23         75         259
     Flexibly Managed                   1.45        0.77        2.22         75         258
     Small Capitalization               1.45        0.99        2.44         77         279
     Emerging Growth                    1.45        1.15        2.60         84         349
     International Equity               1.45        1.17        2.62         79         302
     Quality Bond                       1.45        0.77        2.22         75         252
     High Yield Bond                    1.45        0.84        2.29         76         266
     Money Market                       1.45        0.73        2.18         74         248
     VP Capital Appreciation            1.45        1.00        2.45         77         279
     AMT Limited Maturity Bond          1.45        0.78        2.23         75         254
     AMT Balanced                       1.45        1.09        2.54         78         283
     AMT Partners                       1.45        0.95        2.40         76         272
     VIP Equity Income                  1.45        0.56        2.01         73         239
     VIP Growth                         1.45        0.67        2.12         74         249
     VIP II Asset Manager               1.45        0.73        2.18         75         258
     VIP II Index 500                   1.45        0.28        1.73         70         202
     Emerging Markets Equtiy(Int'l)     1.45        1.75        3.20         84         349

     ----------------------------------------------------------------------------------------

     6. Taxes
     --------------------------------

        Your gains under the Contract are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

     7. Withdrawals
     --------------------------------

        You may withdraw all or part of your money at any time during the accumulation phase. Once in each contract year on or after the last day of the first contract year you may withdraw up to 15% of the total purchase payments free of the contingent deferred sales charge. A premature withdrawal charge may be deducted from the money earned on the fixed interest accounts if you take the money prior to maturity of your fixed interest account.

     8. Performance
     --------------------------------

        The value of your Contract will fluctuate depending upon the investment performance of the fund(s) you choose. The following chart shows total returns for each fund for the time periods shown. These numbers reflect the insurance company charges and the investment charges of the fund, but do not reflect any withdrawal charges, which would reduce the performance if they were applied. Past performance is no guarantee of future results.


---------------------------------------------------------------------------------------------------------------
                                                             Calendar Year
Fund                     1996     1995     1994     1993     1992     1991     1990     1989     1988     1987
---------------------------------------------------------------------------------------------------------------
Independence Capital
 Growth Equity          18.22%   24.83%   -9.32%   10.96%   4.55%    32.86%   -12.38%  29.34%    5.38%    3.82%
 Quality Bond            2.82    18.64     -6.49    10.25    5.22     14.01      6.44   11.33     0.53     n/a

OpCap Advisors
 Value Equity           23.58    35.73      1.61     5.69    13.38    25.87     -9.37   11.36    20.94     n/a
 Small Capitalization   18.25     n/a        n/a      n/a     n/a      n/a       n/a     n/a      n/a      n/a

T. Rowe Price
 Flexibility Managed    14.85    20.70      2.77    14.28     8.12    19.88     -2.26   19.44    10.72   21.84
 High Yield Bond        12.43    14.95     -8.51    18.26    14.33    35.10     -1.99   -1.99    10.13   -2.11

ICMI/Robertson Stephens
 Emerging Growth         n/a      n/a        n/a      n/a     n/a      n/a       n/a     n/a      n/a      n/a

Vontobel
 International Equity   15.37    12.36     -7.51    36.40     n/a      n/a        n/a     n/a      n/a     n/a

American Century
 VP Captial
  Appreciation          -5.54    29.46     -2.41     8.94    -2.58    39.89     -2.67   27.00    -8.40     n/a

Neuberger & Berman
 AMT Limited Maturity
  Bond                   3.00     9.56     -1.40     5.30     3.86     9.79      6.81    9.23     0.23
 AMT Balanced            5.54    22.22     -4.57     5.13     6.70    20.96      0.52     n/a      n/a     n/a
 AMT Partners           28.32    35.16      n/a       n/a     n/a      n/a        n/a     n/a      n/a     n/a

Fidelity Investments
 VIP Equity Income      12.84    32.56      5.14    16.80    15.41    29.57    -16.51   15.67    14.44   -2.55
 Vip Growth             13.26    33.68     -1.26    17.87     7.94    43.45    -13.01   29.64     7.72    2.18
 VIP II Asset Manager   13.17    15.49     -7.26    19.71    10.30    20.85      5.23     n/a      n/a     n/a
 VIP II Index 500       21.52    35.87      0.07     8.68     n/a      n/a        n/a     n/a      n/a     n/a

Morgan Stanley
 Emerging Markets
  Equity (Int'l)         n/a      n/a       n/a       n/a     n/a      n/a        n/a     n/a      n/a     n/a

     9. DEATH BENEFIT
     --------------------------------

        If you die prior to the Annuity Date we will pay the beneficiary the greatest of (1) the Contract Value for the period that proof of death is received, (2) the sum of the Fixed Account Value (if any) on the date that proof of death is received and the net purchase payments and transfers allocated to the Separate Account, or (3) if the contract owner dies before age 80, an enhanced death benefit.

        If you die after the Annuity Date, the beneficiary may elect to have the payments continue for the specified or guaranteed period of to receive in lump sum the present value of the remaining payments.

     10. OTHER INFORMATION
     --------------------------------

      Free Look. If you cancel your Contract within 10 days after receiving it
      ---------
      (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.

      No Probate. In most cases, when you die, the person you choose as your
      ----------
      beneficiary will receive the death benefit without going through probate.

      Systematic Withdrawals. You can arrange to have up to 15% of the total
      ----------------------
      purchase payments automatically sent to you on a modal basis while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive.

      Disability and Medically Related Surrenders. Under certain circumstances,
      -------------------------------------------
      you will have the ability to withdraw your money free from the contingent deferred sales charge if you become disabled.

      Dollar Cost Averaging. You can arrange to have a regular amount of money
      ---------------------
      automatically invested in the investment funds monthly or quarterly.

      Automatic Asset Rebalancing. You can elect to have your investments
      ---------------------------
      automatically rebalanced on a quarterly basis to maintain a specified percentage allocation among your selected investment funds, which will not include the fixed interest accounts.


     11. INQUIRIES
     --------------------------------
      If you need more information, please contact us at:

      The Penn Insurance and Annuity Company
      Customer Service Group
      Philadelphia, PA  19172
      215-956-9177

                                     PART A
                                     ------

                      Information Required in a Prospectus
                      ------------------------------------

                              PENNANT

                               Prospectuses

                               PIA Variable Annuity Account I
                               May 1, 1997

                               Penn Series Funds, Inc.
                               May 1, 1997
                               Investment Advisers:
                                 T. Rowe Price Associates, Inc.
                                 OpCap Advisors
                                 Independence Capital Management, Inc.
                                 Vontobel USA, Inc.
                                 Roberston Stephens Investment Management, Inc.

                               American Century Variable Portfolios, Inc.
                               May 1, 1997
                               Investment Adviser:
                                 American Century Investment Management, Inc.

                               Neuberger & Berman Advisers Management Trust
                               May 1, 1997
                               Investment Adviser:
                                 Neuberger & Berman Management Incorporated

                               Fidelity Investments'
                               Variable Insurance Products Fund
                               Variable Insurance Products Fund II
                               April 30, 1997
                               Investment Adviser:
                                 Fidelity Management & Research Company

                               Morgan Stanley Universal Funds, Inc.
                               May 1, 1997
                               Investment Adviser:
                                 Morgan Stanley Asset Management

No offering is made hereby in any jurisdiction in which such offering may not lawfully be made.
    No person is authorized to make any representations in connection with this offering other than those representations contained in the Prospectuses.

PROSPECTUS -- MAY 1, 1997
INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT -- FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

PIA VARIABLE ANNUITY ACCOUNT I
THE PENN INSURANCE AND ANNUITY COMPANY           [LOGO OF PENNANT APPEARS HERE]

PHILADELPHIA, PENNSYLVANIA 19172 . TELEPHONE (215) 956-9177

-------------------------------------------------------------------------------
This prospectus describes a combination variable and fixed annuity contract offered by The Penn Insurance and Annuity Company (the "Company"). Through PIA Variable Annuity Account I (the "Separate Account"), you may allocate amounts invested under the Contract among one or more of the following funds:
-------------------------------------------------------------------------------

FUNDS                             MANAGERS
--------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
  Growth Equity Fund              Independence Capital Management, Inc.
                                  (a subsidiary of The Penn Mutual Life Insurance Company)
  Value Equity Fund               OpCap Advisors
  Small Capitalization Fund       OpCap Advisors
  Emerging Growth Fund            Independence Capital Management, Inc. /
                                  Robertson Stephens Investment Management, Inc.
  Flexibly Managed Fund           T. Rowe Price Associates, Inc.
  International Equity Fund       Vontobel USA, Inc. (a subsidiary of Vontobel Holding Ltd.)
  Quality Bond Fund               Independence Capital Management, Inc.
  High Yield Bond Fund            T. Rowe Price Associates, Inc.
  Money Market Fund               Independence Capital Management, Inc.
--------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  Capital Appreciation Portfolio  American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Balanced Portfolio              Neuberger & Berman Management Incorporated
  Limited Maturity Bond Portfolio Neuberger & Berman Management Incorporated
  Partners Fund Portfolio         Neuberger & Berman Management Incorporated
--------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCT FUND
  Equity-Income Portfolio         Fidelity Management and Research Company
  Growth Portfolio                Fidelity Management and Research Company
--------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio         Fidelity Management and Research Company
  Index 500 Portfolio             Fidelity Management and Research Company
--------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.
  Emerging Markets Equity
   (International) Portfolio      Morgan Stanley Asset Management Inc.
--------------------------------------------------------------------------------------------

  In addition, you may also invest in fixed interest options in the Fixed Ac-count. The fixed interest options are funded through and are backed by the Company's general account.
  For many persons, a combination variable and fixed annuity contract may be an attractive long-term investment vehicle. Its benefits include the manner in which earnings on accumulated funds are taxed, the availability of multiple in-vestment options, and the provision of annuity and death benefit guarantees.
  The Contract is not intended as a short-term investment vehicle. Early with-drawals of purchase payments from the Contract may be subject to a contingent deferred sales charge of up to 6%, and withdrawals by an owner before age 59 1/2 may be subject to a 10% additional income tax.
  For contracts sold in some states, not all Funds or fixed interest options are available. Also, in some states, the number of years during which purchase payments may be made to the Company is limited.
  A Contract may be returned within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required under applicable law). Longer free look periods apply in some states.
  This prospectus sets forth concisely the information a prospective investor should know before investing. It should be retained for future reference.

  A statement of additional information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available, at no charge by writing The Penn Insur-ance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call (215) 956-9177. The table of contents of the statement of addi-tional information is at the end of this prospectus.
THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR EACH APPLICABLE FUND.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
SPECIAL TERMS..............................................................    3
--------------------------------------------------------------------------------
EXPENSES...................................................................    4
--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES..............................................    5
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION............................................    6
--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY.....................................   10
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT.......................................................   10
  Penn Series Funds, Inc...................................................   10
  American Century Variable Portfolios, Inc................................   11
  Neuberger & Berman Advisers Management Trust.............................   11
  Fidelity Investments' Variable Insurance Products Fund...................   11
  Fidelity Investments' Variable Insurance Products Fund II................   11
  Morgan Stanley Universal Funds, Inc. ....................................   12
  Voting Rights............................................................   12
--------------------------------------------------------------------------------
THE CONTRACT...............................................................   12
  Purchases................................................................   13
  Accumulation Units.......................................................   13
  Annuity Payments.........................................................   13
  Death Benefit............................................................   14
  Transfers................................................................   14
   Dollar Cost Averaging...................................................   15
   Automatic Rebalancing...................................................   15
  Withdrawals..............................................................   15
   Systematic Withdrawals..................................................   15
   403(b) Withdrawals......................................................   15
  Deferment of Payments and Transfers......................................   15
  Charges..................................................................   16
   Administration Charges..................................................   16
   Mortality and Expense Risk Charge.......................................   16
   Contingent Deferred Sales Charge........................................   16
   Free Withdrawals........................................................   16
   Premium Taxes...........................................................   17
  Performance Information..................................................   17
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS.................................................   17
  General Information......................................................   18
  Loans Under Section 403(b) Contracts.....................................   18
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS..........................................   19
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...............................   21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:
  ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.
  ANNUITANT: The person during whose life annuity payments are made.
  ANNUITY DATE: The date on which annuity payments start.
  ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.
  BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.
  CONTRACT: The combination variable and fixed annuity Contract described in this prospectus.
  CONTRACT OWNER: The person specified in the Contract as the Contract Owner. CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.
  FIXED ACCOUNT VALUE: The value of amounts held under the Contract in all fixed interest options.
  SEPARATE ACCOUNT: PIA Variable Annuity Account I, a separate account of The Penn Insurance and Annuity Company that is registered as a unit investment trust under the Investment Company Act of 1940.
  VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.
  VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.
  WE: A reference to "we" or "us" denotes The Penn Insurance and Annuity
  Company.
  YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

-------------------------------------------------------------------------------
EXPENSES

-------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments...................................  None
Maximum Contingent Deferred Sales Charge..... 6% of purchase payments withdrawn*
Exchange Fee..............................................................  None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE.............................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge......................................... 1.25%
Contract Administration Charge............................................ 0.15%
                                                                           -----
Total Separate Account Annual Expenses.................................... 1.40%

-----------------------
*See Charges in this prospectus for information on the decline in the percent-age charge over time and free withdrawals.

-------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.**
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                     ADMINISTRATIVE
                         MANAGEMENT  AND CORPORATE                       TOTAL
                         FEES (AFTER SERVICES FEES  ACCOUNTING  OTHER     FUND
                           WAIVER)   (AFTER WAIVER)    FEES    EXPENSES EXPENSES
                         ----------- -------------- ---------- -------- --------
Growth Equity...........    0.50%         0.15%        0.08%     0.07%    0.80%
Value Equity............    0.50%         0.15%        0.07%     0.06%    0.78%
Small Capitalization....    0.50%         0.15%        0.27%     0.07%    0.99%
Emerging Growth.........    0.80%         0.15%        0.07%     0.13%    1.15%
Flexibly Managed........    0.50%         0.15%        0.06%     0.06%    0.77%
Int'l Equity............    0.75%         0.15%        0.09%     0.18%    1.17%
Quality Bond............    0.45%         0.15%        0.08%     0.09%    0.77%
High Yield Bond.........    0.50%         0.15%        0.08%     0.11%    0.84%
Money Market............    0.40%         0.15%        0.08%     0.10%    0.73%

-----------------------

** The expenses presented are for the last fiscal year, except expenses for the Emerging Growth Fund, a new Fund, are estimated. In the absence of vol-untary fee waivers by the investment adviser, the total expenses of the Growth Equity and Quality Bond Funds would have been 0.81% and 0.78% re-spectively. In the absence of fee waivers by the investment adviser and ad-ministrator of the Fund, the total expenses of the Money Market and Small Capitalization Funds would have been 0.74% and 1.06%, respectively.
-------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                            MANAGEMENT 12B-1  OTHER   TOTAL FUND
                                               FEES    FEES  EXPENSES  EXPENSES
                                            ---------- ----- -------- ----------
Capital Appreciation.......................    1.00%   None    None      1.00%

-------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST***
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                               MANAGEMENT,
                                               ADVISORY AND
                                              ADMINISTRATION  OTHER   TOTAL FUND
                                                   FEES      EXPENSES  EXPENSES
                                              -------------- -------- ----------
Limited Maturity Bond........................      0.65%       0.13%     0.78%
Balanced.....................................      0.85%       0.24%     1.09%
Partners Fund................................      0.84%       0.11%     0.95%

-----------------------
*** Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolios and include each Portfolio's pro rata portion of the operating expenses of each Portfolio's corresponding Series. The Portfolios pay Neuberger & Berman Management Inc. ("NBMI") an administration fee based on the Portfolio's net asset value. Each Portfolio's corresponding Series pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio's level in a unified fee rate. Total Annual Expenses for each portfolio have been restated based upon current administration fees for the Portfolio and management fees for its corresponding Series. See "Expenses" in the Trust's Prospectus.

-------------------------------------------------------------------------------

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND++
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                  MANAGEMENT  OTHER   TOTAL FUND
                                                     FEES    EXPENSES  EXPENSES
                                                  ---------- -------- ----------
Equity-Income....................................    0.51%     0.05%     0.56%
Growth...........................................    0.61%     0.06%     0.67%

-----------------------

++ The expenses presented are for the last fiscal year. A portion of the bro-
   kerage commissions the fund paid was used to reduce its expenses. Without this reduction, total expenses would have been 0.58% for the Equity Income Portfolio and 0.69% for the Growth Portfolio.
-------------------------------------------------------------------------------

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                  MANAGEMENT  OTHER   TOTAL FUND
                                                     FEE     EXPENSES  EXPENSES
                                                  ---------- -------- ----------
++Asset Manager..................................    0.64%     0.09%     0.73%
+++Index 500.....................................    0.13%     0.15%     0.28%

-----------------------

++ The expenses presented are for the last fiscal year. A portion of the bro-kerage commissions the fund paid was used to reduce its expenses. Without this reduction, total expenses would have been 0.74% for the Asset Manager Portfolio.

+++ The expenses presented are for the last fiscal year. In the absence of voluntary fee waivers by the investment adviser, total expenses would have been 0.43% for the Index 500 Portfolio.
-------------------------------------------------------------------------------

MORGAN STANLEY UNIVERSAL FUNDS, INC.

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                  MANAGEMENT  OTHER   TOTAL FUND
                                                     FEE     EXPENSES  EXPENSES
                                                  ---------- -------- ----------
Emerging Markets Equity (International)..........    1.25%     0.50%     1.75%

-------------------------------------------------------------------------------

  The purpose of the foregoing table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. The table shows Contract expenses and underlying fund expenses. See the prospectuses of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. for additional information on fund expenses.
  Premium taxes may be applicable, but are not reflected in the tables above or the examples below. See Charges in this prospectus.
-------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

  The following examples illustrate the cumulative dollar amount of all the above expenses that would be incurred on each $1,000 invested.

  If you make a single purchase payment and surrender your Contract at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets.

                                                  ONE  THREE FIVE   TEN
                                                  YEAR YEARS YEARS YEARS
                                                  ---- ----- ----- -----
Penn Series Money Market Fund.................... $74  $104  $135  $248
Penn Series Quality Bond Fund.................... $75  $105  $137  $252
Penn Series High Yield Bond Fund ................ $76  $109  $144  $266
Penn Series Growth Equity Fund................... $75  $106  $138  $255
Penn Series Value Equity Fund.................... $75  $107  $140  $259
Penn Series Flexibly Managed Fund................ $75  $107  $140  $258
Penn Series International Equity Fund............ $79  $120  $161  $302
Penn Series Small Capitalization Fund............ $77  $113  $150  $279
Penn Series Emerging Growth...................... $84  $134  $185  $349
American Century Capital Appreciation Portfolio.. $77  $113  $150  $279
Neuberger & Berman Limited Maturity Bond
 Portfolio....................................... $75  $106  $138  $254
Neuberger & Berman Balanced Portfolio............ $78  $114  $152  $283
Neuberger & Berman Partners Portfolio............ $76  $111  $147  $272
Fidelity's Equity Income Portfolio............... $73  $102  $131  $239

                                                  ONE  THREE FIVE   TEN
                                                  YEAR YEARS YEARS YEARS
                                                  ---- ----- ----- -----
Fidelity's Growth Portfolio...................... $74  $104  $135  $249
Fidelity's Asset Manager Portfolio............... $75  $107  $140  $258
Fidelity's Index 500............................. $70  $ 91  $113  $202
Morgan Stanley Emerging Markets Equity
 (International) Portfolio....................... $84  $134  $185  $349

  If you make a single purchase payment and either you do not surrender your Contract or you annuitize your Contract at the end of the period,* you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Money Market Fund........................... $22   $67  $115  $248
Penn Series Quality Bond Fund........................... $22   $68  $117  $252
Penn Series High Yield Bond Fund........................ $24   $72  $124  $266
Penn Series Growth Equity Fund.......................... $22   $69  $119  $255
Penn Series Value Equity Fund........................... $23   $70  $121  $259
Penn Series Flexibly Managed Fund....................... $23   $70  $120  $258
Penn Series International Equity Fund................... $27   $83  $142  $302
Penn Series Small Capitalization Fund................... $25   $76  $131  $279
Penn Series Emerging Growth............................. $32   $98  $166  $349
American Century Capital Appreciation Portfolio......... $25   $76  $131  $279
Neuberger & Berman Limited Maturity Bond Portfolio...... $22   $69  $118  $254
Neuberger & Berman Balanced Portfolio................... $25   $78  $133  $283
Neuberger & Berman Partners Portfolio................... $24   $74  $127  $272
Fidelity's Equity Income Portfolio...................... $21   $65  $111  $239
Fidelity's Growth Portfolio............................. $22   $67  $116  $249
Fidelity's Asset Manager Portfolio...................... $23   $70  $120  $258
Fidelity's Index 500.................................... $17   $54  $ 93  $202
Morgan Stanley Emerging Markets Equity (International)
 Portrfolio............................................. $32   $98  $166  $349

-----------------------
* You may not annuitize your Contract until after the second Contract anniver-sary.

  The examples are based upon fund data for the fiscal year ended December 31, 1996.
  THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES UNDER YOUR CONTRACT; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

  The following tables show Accumulation Unit values and the number of Accumu-lation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes in-cluded in the Statement of Additional Information.
--------------------------------------------------------------------------------

PENN SERIES GROWTH EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(A)
                                                                ------- -------
Accumulation Unit Value, beginning of period .................. $11.747 $10.000
Accumulation Unit Value, end of period......................... $13.873 $11.747
Number of Accumulation Units outstanding, end of period........ 140,629  13,923
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.

--------------------------------------------------------------------------------

PENN SERIES VALUE EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(A)
                                                                ------- -------
Accumulation Unit Value beginning of period.................... $12.640 $10.000
Accumulation Unit Value, end of period......................... $15.604 $12.640
Number of Accumulation Units outstanding, end of period........ 916,524 177,701
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.
--------------------------------------------------------------------------------

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                               -----------------
                                                                 1996    1995(A)
                                                               --------- -------
Accumulation Unit Value, beginning of period..................   $11.649 $10.000
Accumulation Unit Value, end of period........................   $13.367 $11.649
Number of Accumulation Units outstanding, end of period....... 2,989,155 591,562
--------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.
--------------------------------------------------------------------------------

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(A)
                                                                ------- -------
Accumulation Unit Value, beginning of period................... $11.880 $10.000
Accumulation Unit Value, end of period......................... $13.688 $11.880
Number of Accumulation Units outstanding, end of period........ 525,885  54,604
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.
--------------------------------------------------------------------------------

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(A)
                                                                ------- -------
Accumulation Unit Value, beginning of period................... $11.229 $10.000
Accumulation Unit Value, end of period......................... $11.531 $11.229
Number of Accumulation Units outstanding, end of period........ 275,302  64,152
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.
--------------------------------------------------------------------------------

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(A)
                                                                ------- -------
Accumulation Unit Value beginning of period.................... $10.967 $10.000
Accumulation Unit Value end of period.......................... $12.315 $10.967
Number of Accumulation Units outstanding, end of period........ 290,291  57,255
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.

--------------------------------------------------------------------------------

PENN SERIES SMALL CAPITALIZATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(A)
                                                                ------- -------
Accumulation Unit Value, beginning of period................... $11.145 $10.000
Accumulation Unit Value, end of period......................... $13.161 $11.145
Number of Accumulation Units outstanding, end of period........ 353,352  55,394
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.
--------------------------------------------------------------------------------

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(A)
                                                                ------- -------
Accumulation Unit Value, beginning of period................... $10.310 $10.000
Accumulation Unit Value, end of period......................... $10.673 $10.310
Number of Accumulation Units outstanding, end of period........ 609,075 186,641
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995
--------------------------------------------------------------------------------

AMERICAN CENTURY CAPITAL APPRECIATION PORTFOLIO SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(B)
                                                                ------- -------
Accumulation Unit Value, beginning of period................... $12.817 $10.000
Accumulation Unit Value, end of period......................... $12.092 $12.817
Number of Accumulation Units outstanding, end of period........ 314,124  71,869
-------------------------------------------------------------------------------

(a) TCI Growth Portfolio Subaccount prior to May 1, 1997

(b) For the period March 1, 1995 (date subaccount was established) through De-cember 31,1995
--------------------------------------------------------------------------------

NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(A)
                                                                ------- -------
Accumulation Unit Value, beginning of period................... $10.690 $10.000
Accumulation Unit Value, end of period......................... $10.995 $10.690
Number of Accumulation Units outstanding, end of period........ 214,093  51,495
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995
--------------------------------------------------------------------------------

NEUBERGER & BERMAN BALANCED PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                                ---------------
                                                                 1996   1995(A)
                                                                ------- -------
Accumulation Unit Value, beginning of period................... $11.653 $10.000
Accumulation Unit Value, end of period......................... $12.282 $11.653
Number of Accumulation Units outstanding, end of period........ 228,709  69,633
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995

--------------------------------------------------------------------------------

FIDELITY INVESTMENT'S EQUITY INCOME FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                               -----------------
                                                                 1996    1995(A)
                                                               --------- -------
Accumulation Unit Value, beginning of period..................   $12.600 $10.000
Accumulation Unit Value, end of period........................   $14.199 $12.600
Number of Accumulation Units outstanding, end of period....... 1,134,707 246,915
--------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.
--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                               -----------------
                                                                 1996    1995(A)
                                                               --------- -------
Accumulation Unit Value, beginning of period..................   $13.077 $10.000
Accumulation Unit Value, end of period........................   $14.791 $13.077
Number of Accumulation Units outstanding, end of period....... 1,007,942 223,746
--------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.
--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                                 ---------------
                                                                  1996   1995(A)
                                                                 ------- -------
Accumulation Unit Value, beginning of period.................... $11.475 $10.000
Accumulation Unit Value, end of period.......................... $12.968 $11.475
Number of Accumulation Units outstanding, end of period......... 196,768  51,476
--------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through De-cember 31, 1995.

  The financial statements of the Separate Account for the year ended December 31, 1996 are included in the statement of additional information referred to on the cover page of this prospectus.

  In advertisements of the Contracts, Penn Mutual may provide information on total return performance and on annual changes in accumulation unit values. We may also provide information on "yields" and "effective yields" on investments in the Money Market Fund subaccount.

  Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the subaccount has been in existence. Average annual total return fig-ures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a $1,000 investment at the beginning of the peri-od, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show average annual rates of total return, assuming other amounts invested at the beginning of the period and no with-drawal at the end of the period. Average annual total return figures which as-sume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

  The "yield" on an investment in the Money Market Fund subaccount refers to the income generated by the investment over a 7-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY

The Penn Insurance and Annuity Company (the "Company") is a Delaware stock life insurance company. The Company is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), a Pennsylvania mutual life insurance company that has been in the life insurance business since 1847. The Company is licensed to sell insurance and annuities in 47 states and the District of Columbia. The Company's financial statements appear in the statement of additional information.
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

PIA Variable Annuity Account I was established as a separate account of the Company on July 13, 1994. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.
  The Separate Account is divided into subaccounts for investment in shares of different mutual funds. Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not charge-able with liabilities arising out of any other business of the Company. The Company is obligated to pay all benefits and make all payments provided under the Contracts.

  Amounts allocated or transferred to the Separate Account under the Contracts are invested, at the direction of the Contract Owner, in one or more funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc.

  The mutual funds have shareholders other than the Separate Account. Shares of Penn Series Funds, Inc. are also sold to Penn Mutual and other separate ac-counts of Penn Mutual that fund benefits under variable annuity and variable life insurance contracts. Shares of American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. are sold to variable annuity and variable life separate accounts of Penn Mutual, such accounts of other insur-ance companies and, in the case of Neuberger & Berman Advisers Management
Trust, directly to qualified pension and retirement plans. Each mutual fund will monitor events to identify any material conflicts that might arise between the Separate Account and its other shareholders. See the accompanying prospec-tuses of the funds for information on their monitoring for conflicts.
--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.:

  GROWTH EQUITY FUND - seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;
  VALUE EQUITY FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;

  SMALL CAPITALIZATION FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1 billion;

  EMERGING GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

  FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appro-priate in light of the availability of attractively valued individual securi-ties and current and expected economic and market conditions;
  INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries;
  QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities;

  HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities (see accompanying Penn Series prospectuses);
  MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

  Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to the Growth Equity, Quality Bond and Money Market Funds. OpCap Advi-sors, New York, New York, is investment adviser to the Value Equity and Small Capitalization Funds. T. Rowe Price Associates, Baltimore, Maryland, is invest-ment adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA, Inc., New York, New York, is investment adviser to the International Equity Fund. Independence Capital Management, Inc. is also investment adviser, and Robertson Stephens Investment Management, Inc., San Francisco, California, is investment sub-adviser, to the Emerging Growth Fund. Morgan Stanley Asset Man-agement Inc. is investment adviser to the Emerging Markets Equity (Internation-
al) Portfolio.
--------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

  CAPITAL APPRECIATION PORTFOLIO - seeks capital growth by investing primarily in common stocks believed to have better-than-average prospects for apprecia-tion.

  American Century Investment Management, Inc., Kansas City, Missouri, is in-vestment adviser to the Capital Appreciation Portfolio.
--------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:

  LIMITED MATURITY BOND PORTFOLIO - seeks highest current income consistent with low risk to principal and liquidity, primarily by investing in a diversi-fied portfolio of limited maturity debt securities. A secondary objective is capital appreciation.
  BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

  PARTNERS PORTFOLIO - seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger & Berman reserves the right to make changes in the investment objec-tive, but will notify shareholders thirty days in advance of any proposed mate-rial change.

  Neuberger & Berman Management Incorporated, New York, New York, is investment adviser to the Limited Maturity Bond Portfolio, the Balanced Portfolio and the Partners Portfolio.
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

  EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

  GROWTH PORTFOLIO - seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of se-curities, including bonds and preferred stocks.
  Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

  ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

  INDEX 500 PORTFOLIO - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

  Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio and the Index 500 Portfolio.
--------------------------------------------------------------------------------

MORGAN STANLEY UNIVERSAL FUNDS, INC.:

  EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies which are developing strongly and in which the markets are becoming more sophisticated.

  Morgan Stanley Asset Management Inc., New York, New York, is investment ad-viser to the Emerging Markets Equity (International) Portfolio.
--------------------------------------------------------------------------------

FOR MORE INFORMATION ON THE MUTUAL FUNDS IN WHICH THE SUBACCOUNTS INVEST, SEE THE PROSPECTUSES FOR PENN SERIES FUNDS, INC., AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II, AND MORGAN STANLEY UNIVERSAL FUNDS, INC. YOU SHOULD READ THE PROSPECTUSES FOR THE FUNDS IN WHICH YOU ARE INTERESTED BEFORE INVESTING.
--------------------------------------------------------------------------------
VOTING RIGHTS

  Under the Investment Company Act of 1940 as currently interpreted, Contract Owners have the right to instruct the Company as to the voting of the shares of the mutual funds held in the subaccounts of the Separate Account pursuant to the Contracts. The number of shares of a fund for which voting instructions may be given prior to the Contract Annuity Date is determined by dividing the Contract Owner's interest in the applicable subaccount of the Separate Account by the net asset value per share of the fund. The number of shares of a fund for which voting instructions may be given after the Contract Annuity Date is determined by dividing the reserve allocated to the applicable subaccount by the net asset value per share of the fund. Should the applicable law, or interpretations thereof, change so as to permit us to vote shares of the mutual funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.
--------------------------------------------------------------------------------
THE CONTRACT

  The Contract described in this prospectus is a combination variable and fixed annuity contract. The Contract provides for investment, through subaccounts of the Separate Account, in one or more of the available funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Ad-visers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. It also provides for investment in one or more fixed interest accounts. The fixed interest accounts are guaranteed and funded by the Company through its general account. See THE FIXED INTEREST OPTIONS in this prospectus.

  As the Contract Owner, you determine, within Contract limits (1) the amount and frequency of the purchase payments to be made to the Company, (2) the in-vestment options to which the purchase payments are to be allocated, (3) trans-fers among investment options, (4) the form of annuity to be paid after the ac-cumulation period and the person to whom it is to be paid, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals from the Contract Value. Currently, for Contracts sold in Oregon, New Jersey and Washington, purchase payments may be made only during the first three contract years.
  During the variable annuity payout period, you (or the beneficiary in the event of your death or the Annuitant's death) may transfer Annuity Unit values among subaccounts of the Separate Account.
  Upon the earlier of the death of the Contract Owner (other than a trustee) or Annuitant prior to the Annuity Date, the beneficiary may elect to receive a death benefit in a lump sum or in the form of an annuity. A spousal beneficiary may elect to become the Owner of the Contract.
  The Contract may be amended at any time to conform to applicable laws or gov-ernmental regulations. If, in our judgment, investment in any of the mutual funds becomes inappropriate to the purposes of the Contract, we may, with ap-proval of the Securities and Exchange Commission and the governing state insur-ance department, substitute another fund for existing and future investments.

  Contract Owner inquiries may be made by writing The Penn Insurance and Annu-ity Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call
(215) 956-9177.
--------------------------------------------------------------------------------
PURCHASES

  To purchase a Contract, your completed application, together with a check for the first purchase payment, should be forwarded to our administrative office. Normally, a completed application form received at our administrative office will be accepted within two business days. If an incomplete application is not completed and acted upon within five business days, the purchase payment will be returned to you unless you request that we retain it while you complete the application. All subsequent purchase payments are sent directly to our adminis-trative office.
  The minimum initial purchase payment is $5,000 for all non-qualified contracts and $2,000 for individual retirement annuities under Section 408 of the Internal Revenue Code and for tax deferred annuities under Section 403(b)
of the Code. For all Contracts, the minimum subsequent purchase payment that will be accepted is $250. We may, in our discretion, reduce the minimum requirements for initial and subsequent purchase payments. We will accept total purchase payments under your Contract of up to $1 million. Total purchase payments in excess of $1 million require our prior approval.
  Purchase payments allocated to the Separate Account are credited in the form of Accumulation Units of the subaccount selected. The number of Accumulation Units credited is determined by dividing the purchase payment allocated to the Separate Account by the value of the Accumulation Unit at the end of the valua-tion period in which the purchase payment is received at our administrative of-fice or, in a case of the first purchase payment, is accepted by us.
  The principal underwriter of the Contract (under federal securities laws) is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.
--------------------------------------------------------------------------------
ACCUMULATION UNITS

  For each subaccount of the Separate Account the value of an Accumulation Unit will be $10 when the subaccount commences operation. The value of an Accumulation Unit may increase or decrease from one valuation period to the next.
  The value of an Accumulation Unit for a valuation period is determined by multiplying the value of an Accumulation Unit for the prior valuation period by the net investment factor for the subaccount for the current valuation period.
  The net investment factor is a measure of (1) investment performance of mu-tual fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an an-nual rate of 0.15% assessed against the subaccount. Under current law, no taxes are levied against income or gain from investments held in a subaccount.
--------------------------------------------------------------------------------
ANNUITY PAYMENTS

  You may choose one of the following forms of annuity: (1) an annuity for a specified number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) such other form of annuity as we may agree upon. You may select any one of these forms of annuity as a variable annuity (except for a specified number of years), a fixed annuity, or a combination of both.
  The level of the variable annuity payments is determined by various factors, including the amount accumulated and applied under the Contract to the variable annuity, the form of annuity chosen, the expected duration of the annuity period, the performance of the applicable investment options, and the annuity purchase rates and charges specified in the Contract.
  The variable annuity purchase rates assume an annual net investment return of 3%. If the annual net investment return during the annuity payout period is greater than 3%, the level of the annuity payment increases. If the annual net investment return is less than 3%, the level of the annuity payments decreases.
  The level of fixed annuity payments under a Contract is determined by various factors, including the amount accumulated and applied under the Contract to the fixed annuity, the form of annuity chosen, the expected duration of the annuity period, and current annuity purchase rates for single premium nonparticipating fixed annuity contracts issued by the Company.
  Unless you specify otherwise, you or such other person you designate will re-ceive a life annuity with payments guaranteed for 10 years, except for tax de-ferred annuities under Section 403(b) of the Code and pension or profit sharing plans under Section 401 of the Code. Annuitants under those Contracts will re-ceive a joint and survivor annuity. Unless you specify otherwise, the annuity will be split between fixed and variable in the same proportions as the Con-tract Value on the Annuity Date.

  Unless you specify otherwise, the Annuity Date will be the later of (1) the first day of the next month after the Annuitant's 85th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract may not be earlier than the second contract an-niversary and must be on the first day of a month.
  You may change the Annuity Date or annuity option by giving written notice at our administrative office at least 30 days prior to the current Annuity Date.
If the Contract Value of a Contract is less than $5,000, we may elect to pay such amount in a lump sum in place of an annuity. Annuity payments are gener-ally monthly, starting with the Annuity Date, but may also be made quarterly, semiannually or annually at your request. However, if any payment would be less than $50, we may change the frequency of annuity payments so that payments are at least $50 each.
--------------------------------------------------------------------------------
DEATH BENEFIT

  If the Contract Owner or the Annuitant dies prior to the Annuity Date, we will pay the beneficiary the greater of (1) the Contract Value for the valua-tion period in which proof of death and any other required information needed to make payment is received at our administrative office; or (2) the sum of the Fixed Account Value on the date the above information is received at our admin-istrative office and the net purchase payments and transfers allocated to the Separate Account (i.e., all purchase payments and transfers to the Separate Ac-count minus all prior withdrawals and transfers made from the Separate Ac-count). The death benefit generally will be paid within 7 days after the Com-pany has sufficient information to make the payment. For a discussion of the tax treatment of a death benefit, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.
  If the Contract Owner dies before the age of 80 and if permitted by state law, an enhanced death benefit will be paid to the beneficiary, if it is greater than the Contract Value as of the receipt of proof of death and the necessary information to make a death benefit payment. The enhanced death bene-fit is the sum of: (1) the Fixed Account Value, and (2) the net purchase pay-ments allocated to the Separate Account (as defined in the previous paragraph) plus interest accumulated at an annual interest rate of 5% through the Contract Owner's attained age 69, and interest accumulated at an annual interest rate of 3% for years subsequent to attained age 70.
  If the beneficiary is the Contract Owner's surviving spouse, the surviving spouse has the right to become the Contract Owner rather than receive the death benefit.
  Within one year of the date of death, the beneficiary may elect to receive the death benefit in single sum or in the form of an annuity. If payment is to be received in a single sum, it must be paid within five years of the date of death (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or fixed interest options as directed by the benefi-ciary). If an annuity is selected, payments must commence within one year of the date of death and must be made over the beneficiary's life or over a period not longer than the beneficiary's life expectancy. If an election is not made within one year of the date of death, the death benefit will be paid to the beneficiary in a single sum.

  If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the beneficiary may elect to have the payments continue for the speci-fied or guaranteed period or to receive in lump sum the present value of the remaining payments.
  You may designate a beneficiary in your application. You may change the bene-ficiary at any time before your death or the death of the Annuitant, whichever occurs first.
--------------------------------------------------------------------------------
TRANSFERS

  Prior to the Annuity Date, you may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within cer-tain additional limitations stated in the Contract, you may also transfer amounts from the subaccounts of the Separate Account to a fixed interest option of the Fixed Account prior to the Annuity Date. Transfers may be made from the Fixed Account to the Variable Account or to another fixed interest option within the Fixed Account only at the completion of the interest period or within the 25 days thereafter.
  After the Annuity Date and during an annuity payout period, you may transfer amounts (upon which the annuity payments are based) from one subaccount of the Separate Account to another. Upon your death or the death of the Annuitant, a beneficiary who is receiving annuity payments may transfer amounts among the subaccounts of the Separate Account.
  The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or fixed interest option. In the case of partial trans-fers, the amount remaining in the subaccount or fixed interest option must be at least $250.

  A written request for transfer (or, if authorized in writing, a telephone request for transfer) must be received at our administrative office and all other administrative requirements for transfer must be met to make the transfer. The Separate Account and the Company will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a telephone transfer.
  DOLLAR COST AVERAGING: If you have a Contract Value of at least $10,000, you may elect to have flat dollar amounts ($100 minimum) transferred monthly or quarterly from one source account to other accounts ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Mar-ket Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or One Year Fixed Interest Option. The dollar cost averaging term may run from 12 to 60 months, or until you give notice of a change in allocation or cancella-tion of the feature.
  AUTOMATIC REBALANCING: You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment op-tions. Dollar cost averaging and automatic rebalancing may not be in effect at the same time.
--------------------------------------------------------------------------------
WITHDRAWALS

  Prior to the Annuity Date and prior to the earlier of the death of the Con-tract Owner and Annuitant, you may withdraw all or part of your Contract Value. Withdrawals will be based on values at the end of the valuation period in which a proper written request for withdrawal (and the Contract, in case of a full withdrawal) is received at our administrative office. Payment will normally be made within seven days of receipt of the written request and the Contract, if required. A withdrawal may result in certain tax consequences, including an ad-ditional 10% tax under certain circumstances. For a discussion of the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this pro-spectus.
  The minimum withdrawal is $500 or, at the time of the first withdrawal in each Contract Year, 15% of total purchase payments if less. A partial with-drawal may be made from a subaccount of the Separate Account only if the amount remaining in the subaccount is at least $250. If you request a partial with-drawal without specifying allocation of the withdrawal among investment op-tions, it will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest options beginning with the One Year Fixed Interest Option and continuing with the other fixed interest options in order of ascending duration.
  SYSTEMATIC WITHDRAWALS: You may make a request for a systematic withdrawal if there is no previous withdrawal in the current contract year. The maximum value of a systematic withdrawal request is 15% of total purchase payments at the time of the request. A level systematic withdrawal will begin one modal period after the date of receipt of the request. The systematic withdrawals may be made on a monthly, quarterly, semiannual or annual basis. The minimum Contract Value that is eligible for a systematic withdrawal is $25,000, and the minimum amount of each withdrawal payment is $50. Payments can be made of either a fixed dollar amount or of a fixed percentage of purchase payments. The latter option provides a convenient way to take advantage of the ability to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. See FREE WITHDRAWALS below. For a discussion of the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.
  403(B) WITHDRAWALS: With respect to Contracts qualifying under Section 403(b) of the Internal Revenue Code, there are certain restrictions on withdrawals. Withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For a discussion of the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.
--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

  We reserve the right to defer a withdrawal, a transfer of values or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
CHARGES

  ADMINISTRATION CHARGES: Charges are assessed to reimburse us for the expenses we incur in administering the Contract and the Separate Account. First, on each Contract Anniversary prior to the Annuity Date (and any other date the Variable Account Value is reduced to zero through withdrawal or transfer), we deduct from the Variable Account Value a contract administration charge of $30 or, if less, 2% of the Variable Account Value. We will not, however, deduct this charge if the Variable Account Value is greater than $50,000. The charge is made by canceling Accumulation Units credited to the Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value. Second, we deduct from the Separate Account a daily administration charge equal to an effective annual rate of 0.15% of the daily net asset value of the Separate Account. These administration charges are guaranteed not to increase and are intended to cover our average anticipated administration expenses over the periods the Contracts are in force.
  MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily mortality and expense risk charge equal to an effective annual rate of 1.25% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortali-ty-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortal-ity experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administra-tion expenses over the life of the Contracts. The mortality and expense risk charge is assessed during both the accumulation and variable annuity pay-out phases of the Contract.
  CONTINGENT DEFERRED SALES CHARGE: A contingent deferred sales charge may be deducted in the event of full or partial withdrawal from the Contract Value prior to the Annuity Date. This charge is made to cover sales expenses that we have incurred. Sales expenses which are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.
  A contingent deferred sales charge, if applicable, will be imposed only on a withdrawal of a purchase payment in cases where the purchase payment was made within seven years of the date of the withdrawal. The following table shows the schedule of the contingent deferred sales charge that will be applied to with-drawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as with-drawn on a first-in, first-out basis.

          NUMBER OF FULL CONTRACT
          YEARS SINCE PURCHASE PAYMENT   APPLICABLE CHARGE
             0                                   6%
             ---------------------------------------------
             1                                   6%
             ---------------------------------------------
             2                                   5%
             ---------------------------------------------
             3                                   4%
             ---------------------------------------------
             4                                   3%
             ---------------------------------------------
             5                                   2%
             ---------------------------------------------
             6                                   1%
             ---------------------------------------------
             7+                                  0%
             ---------------------------------------------

  The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to re-duce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owner.

  FREE WITHDRAWALS:

  Seven-Year-Old Purchase Payments. You may withdraw any purchase payment which was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.
  15% Withdrawals. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent de-ferred sales charge, 15% of total purchase payments. You may take the 15% free withdrawal on a single sum basis or systematically, but not both. The 15% free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the 15% free withdrawal in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This 15% free withdrawal applies only to the first withdrawal request made in a contract year (after the first contract year) and the amount is not cumulative from year to year.
  Medically Related Withdrawal. Subject to applicable state law, after the first contract year and before the Annuity Date, you may withdraw, without in-curring a contingent deferred sales charge, up to the lesser of $500,000 or your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hos-pital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Con-tract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than
75. The medically related contingencies that must be met for free withdrawal vary in some states.
  Disability Related Withdrawal. You may withdraw, without incurring a contin-gent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.
  Other Withdrawals. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the In-ternal Revenue Code.

  PREMIUM TAXES:

  Some states and municipalities impose premium taxes on purchase payments re-ceived by insurance companies. Generally, any premium taxes payable will be de-ducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Current-ly, state premium taxes on purchase payments range from 0% to 3 1/2%.
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

  The Company may advertise total return performance and annual changes in ac-cumulation unit values. We may also provide information on "yields" and "effec-tive yields" on investments in the Money Market Fund subaccount.
  Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying fund portfolio has been in existence. Such figures are based on the hypothetical assumption that the Separate Account invested in the underlying portfolios from the date those portfolios were first available to other insurance company separate accounts. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the de-duction of all applicable fund and Contract charges. We may also show average annual rates of total return, assuming other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will re-flect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).
  The "yield" on an investment in the Money Market Fund subaccount refers to the income generated by the investment over a 7-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE COMPANY'S GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. THE GENERAL ACCOUNT AND ANY INTERESTS HELD IN THE GENERAL ACCOUNT ARE THEREFORE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS. HENCE THIS PROSPECTUS GENERALLY DISCUSSES ONLY THE VARIABLE PORTION OF THE CONTRACT. THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURE REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN THIS PROSPECTUS.

--------------------------------------------------------------------------------
GENERAL INFORMATION

  Subject to the laws of your state, you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Account: (1) the One Year Fixed Interest Option;
(2) the Three Year Fixed Interest Option; (3) the Five Year Fixed Interest Op-tion; and (4) the Seven Year Fixed Interest Option. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Fixed Interest Op-tion, the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option, we credit interest at an effective an-nual interest rate declared by us in the month in which the allocation is made. The declared rate of interest will apply through the end of the 12-month, 36-month, 60-month or 84-month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an ef-fective annual rate of interest on allocations to all fixed interest options of not less than 3%. In addition, we guarantee that the rate credited in the One Year Fixed Interest Option will at least equal the increase in the cost of liv-ing as calculated by the Company; the Company uses for this purpose a six-month average of the relative change by month in the Consumer Price Index published by the Bureau of Labor Statistics.
  You may transfer amounts in the Fixed Account to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of your Contract. A premature withdrawal charge in an amount specified in the Contract will be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or
the Seven Year Fixed Interest Option prior to the expiration of the period for which the interest rate is guaranteed. Amounts not withdrawn or reallocated within 25 days after the end of an interest period are rolled over and treated as a new allocation to the same fixed interest option. The premature withdrawal charge is not applicable to amounts withdrawn to effect an annuity or to meet the minimum distribution requirement under the tax laws. Nor will the premature withdrawal charge be applied to amounts withdrawn due to the death, total disability, or defined medical confinement or terminal illness of the owner or annuitant, as specified in the Contract. In no event will the premature withdrawal charge be greater than the total amount of interest credited to the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in the Company's general account is not feasible.
--------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS

  Subject to compliance with applicable state law, Contract Owners qualifying under Section 403(b) of the Code may be able to borrow against a portion of the amount credited under their Contract, provided the loan privilege has been ap-proved in the applicable state. The loan will be made from the general account of the Company. Because this prospectus generally is limited to describing the variable portion of the Contract, you should review the Contract loan endorse-ment or consult your Company representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repay-ment terms, and restrictions on prepayments. The following paragraphs describe how exercise of the loan privilege may relate to the Variable Account Value.
  First, at the time a Contract loan is made and in accordance with your direction, an amount equal to the initial loan amount will be transferred from the Contract's investment options to an account in the Company's general account called the "Restricted Account." Amounts transferred from investment options to the Restricted Account will not participate in the investment experience of those investment options. Amounts transferred to the Restricted Account will generally earn interest at a rate 2 1/2 percentage points less than the rate of interest charged on the loan.
  Second, on your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your investment options in accordance with your current payment allocation instructions.
  Third, loan repayments, which are due quarterly, will result in the transfer of an amount equal to the principal portion of the repayment from the Re-stricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.
  Fourth, if a payment or the entire loan is in default as defined in the Contract, the Company will report the amount of the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution. Subject to restrictions in Section 403(b) of the Code, the amount of any missed payment, plus interest, or the entire loan balance, plus interest, if the entire loan is in default, plus any applicable contingent deferred sales charge, will be withdrawn by us from your investment options in accordance with your direction in the Loan Request and Agreement. We will use the net proceeds from the withdrawal to repay the loan. If a withdrawal is restricted under the Code, the outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. Thus, when an event takes place which makes withdrawal from the Contract permissible under the Code, such as attainment of age 59 1/2, disability, or death, we will check the Contract to determine if there is an outstanding loan balance for which one or more payments have been missed. If so, we will withdraw from your investment options, in accordance with your direction in the Loan Request and Agreement, funds necessary to pay the overdue amount, plus any applicable contingent deferred sales charge. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

  Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. The Company reserves the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

The following brief discussion of federal income tax considerations is based on the law in effect on the date of this prospectus, which may be changed by legislative, judicial or administration action. The summary is general in nature and does not consider any applicable state or local tax laws. For further information, you should consult qualified tax counsel.
  Under current law, no federal income taxes are imposed on increases in the value of a Contract until distribution occurs, either in the form of a with-drawal or death benefit or as annuity payment under an annuity option.
  For a withdrawal or death benefit, the taxable portion is generally the amount in excess of the cost basis of the Contract. Amounts withdrawn by the Contract owner or received as a death benefit by the designated beneficiary are treated first as taxable income to the extent of the excess of the Contract Value over the purchase payments made under the Contract. Such taxable portion is taxed at ordinary income tax rates. Designation of a beneficiary who is ei-ther 37 1/2 years younger than the Contract Owner or a grandchild of the Con-tract Owner may have Generation Skipping Transfer Tax consequences under Sec-tion 2601 of the Internal Revenue Code.
  For annuity payments, the taxable portion is generally determined by a for-mula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost ba-sis, is taxed at ordinary income tax rates.

  An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. There will be no additional income tax on early withdrawals which are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a beneficiary, or on withdrawals made on or after age 59 1/2. There also will be no additional tax on distributions made after death or on withdrawals attributable to total and permanent disability. Further, there will be no additional tax on distributions within certain other exceptions to the general rule.

  The transfer of a Contract may result in the transferor incurring tax. If the transfer is for less than adequate consideration the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.
  Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal in-come tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal in-come tax purposes, the income on the Contract is treated as ordinary income re-ceived or accrued by the Contract Owner during the taxable year.

  Section 817(h) of the Code provides that the investments of a separate ac-count underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity sepa-rate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Manage-ment Trust, Variable Insurance Products Fund, Variable Insurance Products
Fund II, and Morgan Stanley Universal Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying pro-spectuses for the underlying funds.
  The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

  The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retire-ment annuities qualified under Section 408(b) of the Code (referred to as IRAs), tax deferred annuities qualified under Section 403(b) of the Code, pen-sion or profit sharing plans for self-employed individuals qualified under Sec-tion 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pen-sion or profit sharing plans qualified under Section 401 of the Code, or annu-ity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.
  For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.
  Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS................................................... B-2
  First Variable Annuity Payments........................................... B-2
  Subsequent Variable Annuity Payments...................................... B-2
  Annuity Units............................................................. B-2
  Value of Annuity Units.................................................... B-2
  Net Investment Factor..................................................... B-2
  Assumed Interest Rate..................................................... B-3
  Valuation Period.......................................................... B-3

--------------------------------------------------------------------------------

PERFORMANCE DATA............................................................ B-4
  Average Annual Total Return .............................................. B-4
  Annual Changes in Accumulation Unit Values................................ B-7
  Yields (Money Market Fund)................................................ B-7

--------------------------------------------------------------------------------

ADMINISTRATION AND RECORDKEEPING SERVICES................................... B-8
DISTRIBUTION OF CONTRACTS AND CERTIFICATES ................................. B-8
CUSTODIAN .................................................................. B-8
INDEPENDENT ACCOUNTANTS..................................................... B-8
LEGAL MATTERS .............................................................. B-8
FINANCIAL STATEMENTS........................................................ B-9

--------------------------------------------------------------------------------

The Penn Insurance and Annuity Company

Philadelphia, PA 19172

------------------------------------------------

PI 1339 5/97

                                     PART B
                                     ------

                      Information Required in a Statement
                      -----------------------------------

                           of Additional Information
                           -------------------------

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1997
--------------------------------------------------------------------------------

PIA VARIABLE ANNUITY ACCOUNT I                    [LOGO OF PENNANT APPEARS HERE]

THE PENN INSURANCE AND ANNUITY COMPANY

PHILADELPHIA, PENNSYLVANIA 19172 . TELEPHONE (215) 956-9177
--------------------------------------------------------------------------------

This statement of additional information is not a prospectus. It should be read in conjunction with the current prospectus for PIA Variable Annuity Account I, dated May 1, 1997. To obtain a prospectus you may write to The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or you may call (215) 956-9177. Terms used in this statement of additional information have the same meaning as the prospectus.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS................................................... B-2
  First Variable Annuity Payments........................................... B-2
  Subsequent Variable Annuity Payments...................................... B-2
  Annuity Units............................................................. B-2
  Value of Annuity Units.................................................... B-2
  Net Investment Factor..................................................... B-2
  Assumed Interest Rate..................................................... B-3
  Valuation Period.......................................................... B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA............................................................ B-4
  Average Annual Total Return............................................... B-4
  Annual Changes in Accumulation Unit Values................................ B-7
  Yields (Money Market Fund)................................................ B-7
--------------------------------------------------------------------------------
ADMINISTRATION AND RECORDKEEPING SERVICES................................... B-8
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS................................................... B-8
--------------------------------------------------------------------------------
CUSTODIAN................................................................... B-8
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS..................................................... B-8
--------------------------------------------------------------------------------
LEGAL MATTERS............................................................... B-8
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS........................................................ B-9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENT

  When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the 1983 Individual Annuity Mortality Tables with interest at 3%.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

  The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

  For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

  The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% built into the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

  For any subaccount the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):
WHERE (A) IS:
  The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period plus
  The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period plus or minus
  A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).
WHERE (B) IS:
  The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period plus or minus
  The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).
WHERE (C) IS:
  The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

  A 3% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 3% on an annual basis, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

  Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

  Although the Separate Account was not available until the effective date of this registration statement, the returns calculated below reflect a hypothetical return as if the Separate Account had invested in the underlying funds for the indicated periods.

--------------------------------------------------------------------------------
TABLE 1

  Table 1 shows the average annual rates of total return on hypothetical investments of $1,000, through the Separate Account, in funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II for the periods ended December 31, 1996 and assume withdrawal of the investments at the end of the period.

                                          AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------------------------
                                                      FIVE     TEN      FROM
                                           ONE YEAR  YEARS    YEARS   INCEPTION
                                 INCEPTION  ENDED    ENDED    ENDED    THROUGH
FUND (MANAGER)                     DATE*   12/31/96 12/31/96 12/31/96 12/31/96
--------------                   --------- -------- -------- -------- ---------
Growth Equity (a)
 (Independence Capital)......... 06/01/83    12.00%   8.66%   10.35%    10.22%
Value Equity (a)
 (OpCap)........................ 03/17/87    16.76%  14.50%     N/A     11.59%
Small-Cap Fund
 (OpCap)........................ 03/01/95    11.87%    N/A      N/A     12.67%
Flexibly Managed (a)
 (T. Rowe Price)................ 07/31/84     8.30%  10.98%   13.03%    13.24%
International Equity (a)
 (Vontobel)..................... 11/01/92     9.09%    N/A      N/A     11.92%
Quality Bond (a)
 (Independence Capital)......... 03/17/87    -2.65%   5.17%     N/A      6.55%
High Yield Bond (a)
 (T. Rowe Price)................ 08/06/84     6.46%   9.24%    7.86%     8.84%
Capital Appreciation Portfolio
 (b)
 (American Century Investment
  Management)................... 11/20/87   -10.65%   4.09%     N/A      9.09%
Balanced Portfolio (c)
 (Neuberger & Berman)........... 02/28/89    -0.09%   6.05%     N/A      8.58%
Limited Maturity Bond Portfolio
 (c)
 (Neuberger & Berman)........... 09/10/84    -2.45%   3.44%    5.15%     6.76%
Partners Portfolio (c)
 (Neuberger & Berman)........... 03/22/94    21.60%    N/A      N/A     18.52%
Equity-Income Portfolio (d)
 (Fidelity Investments)......... 10/09/86     6.55%  15.47%   11.79%    11.47%
Growth Portfolio (d)
 (Fidelity Investments)......... 10/09/86     6.89%  12.79%   13.25%    12.92%
Asset Manager Portfolio (e)
 (Fidelity Investments)......... 09/06/89     7.15%   9.25%     N/A     10.07%
Index 500 (e)
 (Fidelity Investments)......... 08/27/92    15.16%    N/A      N/A     15.10%

-----------------------
* Represents the date the underlying fund was established.
(a) Penn Series Funds, Inc.

(b) American Century Variable Portfolios, Inc.
(c) Neuberger and Berman Advisers Management Trust
(d) Variable Insurance Products Fund
(e) Variable Insurance Products Fund II

  The average annual rates of total return shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T)n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The $30 annual contract administration charge is reflected assuming an anticipated average Contract Value and assuming that the Contract Value is allocated equally across all available subaccounts by an average contract owner.

--------------------------------------------------------------------------------
TABLE 2

  Table 2 below shows the average annual rates of return on hypothetical initial investments of $1,000, through the Separate Account, in funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II for the periods ended December 31, 1996 and assumes the investments are not withdrawn at the end of the period.

                                          AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------------------------
                                                      FIVE     TEN      FROM
                                           ONE YEAR  YEARS    YEARS   INCEPTION
                                 INCEPTION  ENDED    ENDED    ENDED    THROUGH
FUND (MANAGER)                     DATE*   12/31/96 12/31/96 12/31/96 12/31/96
--------------                   --------- -------- -------- -------- ---------
Growth Equity (a)
 (Independence Capital)......... 06/01/83   18.03%    9.03%   10.35%    10.22%
Value Equity (a)
 (OpCap)........................ 03/17/87   23.06%   14.89%     N/A     11.59%
Small-Cap Fund
 (OpCap)........................ 03/01/95   17.89%     N/A      N/A     15.92%
Flexibly Managed (a)
 (T. Rowe Price)................ 07/31/84   14.15%   11.36%   13.03%    13.24%
International Equity (a)
 (Vontobel)..................... 11/01/92   14.97%     N/A      N/A     12.61%
Quality Bond (a)
 (Independence Capital)......... 03/17/87    2.59%    5.53%     N/A      6.55%
High Yield Bond (a)
 (T. Rowe Price)................ 08/06/84   12.19%    9.61%    7.86%     8.84%
Captial Appreciation
 Portfolio(b)
 (American Century Investment
  Management)................... 11/20/87   -5.83%   4.45%      N/A      9.09%
Balanced Portfolio (c)
 (Neuberger & Berman)........... 02/28/89    5.29%    6.42%     N/A      8.58%
Limited Maturity Bond Portfolio
 (c)
 (Neuberger & Berman)........... 09/10/84    2.79%    3.80%    5.15%     6.76%
Partners Portfolio (c)
 (Neuberger & Berman)........... 03/22/94   28.15%     N/A      N/A     20.39%
Equity-Income Portfolio (d)
 (Fidelity Investments)......... 10/09/86   12.30%   15.87%   11.79%    11.49%
Growth Portfolio (d)
 (Fidelity Investments)......... 10/09/86   12.66%   13.18%   13.25%    12.92%
Asset Manager Portfolio (e)
 (Fidelity Investments)......... 09/06/89   12.91%    9.63%     N/A     10.07%
Index 500 (e)
 (Fidelity Investments)......... 08/27/92   21.36%     N/A      N/A     15.79%

-----------------------
* Represents the date the underlying fund was established.
(a) Penn Series Funds, Inc.

(b) American Century Variable Portfolios, Inc.
(c) Neuberger and Berman Advisers Management Trust
(d) Variable Insurance Products Fund
(e) Variable Insurance Products Fund II

--------------------------------------------------------------------------------
TABLE 3

  Table 3 below shows the average annual rates of return on hypothetical initial investments of $10,000, through the Separate Account, in funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Variable Insurance Products Fund, and Variable Insurance Products Fund II for the periods ended December 31, 1996 and assumes the investments are not withdrawn at the end of the period.

                                          AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------------------------
                                                      FIVE     TEN      FROM
                                           ONE YEAR  YEARS    YEARS   INCEPTION
                                 INCEPTION  ENDED    ENDED    ENDED    THROUGH
FUND (MANAGER)                     DATE*   12/31/96 12/31/96 12/31/96 12/31/96
--------------                   --------- -------- -------- -------- ---------
Growth Equity (a)
 (Independence Capital)......... 06/01/83   18.08%    9.08%   10.39%    10.25%
Value Equity (a)
 (OpCap)........................ 03/17/87   23.40%   15.18%     N/A     11.84%
Small-Cap Fund
 (OpCap)........................ 03/01/95   18.06%     N/A      N/A     16.09%
Flexibly Managed (a)
 (T. Rowe Price)................ 07/31/84   14.68%   11.82%   13.34%    13.52%
International Equity (a)
 (Vontobel)..................... 11/01/92   15.20%     N/A      N/A     12.83%
Quality Bond (a)
 (Independence Capital)......... 03/17/87    2.67%    5.61%     N/A      6.61%
High Yield Bond (a)
 (T. Rowe Price)................ 08/06/84   12.27%    9.68%    7.92%     8.89%
Capital Appreciation Portfolio
 (b)
 (American Century Investment
  Management)................... 11/20/87   -5.68%    4.60%     N/A      9.21%
Balanced Portfolio (c)
 (Neuberger & Berman)........... 02/28/89    5.38%    6.50%     N/A      8.65%
Limited Maturity Bond Portfolio
 (c)
 (Neuberger & Berman)........... 09/10/84    2.84%    3.84%    5.19%     6.79%
Partners Portfolio (c)
 (Neuberger & Berman)........... 03/22/94   28.30%     N/A      N/A     20.54%
Equity-Income Portfolio (d)
 (Fidelity Investments)......... 10/09/86   12.64%   16.14%   12.05%    11.75%
Growth Portfolio (d)
 (Fidelity Investments)......... 10/09/86   13.05%   13.51%   13.51%    13.19%
Asset Manager Portfolio (e)
 (Fidelity Investments)......... 09/06/89   12.99%    9.69%     N/A     10.14%
Index 500 (e)
 (Fidelity Investments)......... 08/27/92   21.51%     N/A      N/A     15.93%

-----------------------
* Represents the date the underlying fund was established.
(a) Penn Series Funds, Inc.

(b) American Century Variable Portfolios, Inc.
(c) Neuberger and Berman Advisers Management Trust
(d) Variable Insurance Products Fund
(e) Variable Insurance Products Fund II

  The average annual rates of total return shown in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract Value at the end of the periods shown, in accordance with the following formula: P(1 + T)n = FV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and FV is the Contract Value at the end of the periods shown. The $30 annual contract administrative charge is reflected assuming an anticipated average Contract Value and assuming that the average Contract Value is allocated equally across all available subaccounts by an average contract owner. The average annual rates of total returns reflect all recurring charges, but do not reflect the contingent deferred sales charge ranging from 6% to 1% which, if applicable, would reduce the amount that may be withdrawn under the Contract.

--------------------------------------------------------------------------------
ANNUAL CHANGES IN ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

TABLE 4

  Table 4 shows the changes in values of accumulation units issued for each of the Funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc. and Neuberger and Berman Advisers Management Trust for each of the calendar years 1995 and 1996 for which the investment option was offered. Accumulation unit values do not reflect the $30 annual contract or account administration charge or the contingent deferred sales charge that may be applicable to a withdrawal from the Contract.

                                                    ANNUAL RATE OF CHANGE IN
                                                    ACCUMULATION UNIT VALUES
                                                    ------------------------
FUND (MANAGER)                                          1996          1995
--------------                                      ------------  ------------
Growth Equity(a)...................................        18.10%        11.75%
 (Independence Capital Management)
Value Equity (a)...................................        23.45%        12.64%
 (OpCap)
Small Capitalization (a)...........................        18.09%        11.15%
 (OpCap)
Flexibly Managed (a)...............................        14.75%        11.65%
 (T. Rowe Price Associates, Inc.)
International Equity (a)...........................        16.90%        11.71%
 (Vontobel USA, Inc.)
Quality Bond (a)...................................         2.69%        11.23%
 (Independence Capital Management, Inc.)
High Yield Bond (a)................................        12.29%        10.97%
 (T. Rowe Price Associates, Inc.)
Money Market (a)...................................         3.52%        10.31%
 (Independence Capital Management, Inc.)
Capital Appreciation Portfolio (b).................        -5.66%        12.82%
 (AmericanCenturyInvestment Management, Inc.)
Balanced Portfolio (c).............................         5.40%        11.65%
 (Neuberger & Berman)
Limited Maturity Bond (c)..........................         2.85%        10.69%
 (Neuberger & Berman)
Equity Income (d)..................................        12.69%        12.60%
 (Fidelity Investors Research)
Growth (d).........................................        13.11%        13.08%
 (Fidelity Investors Research)
Asset Manager (e)..................................        13.01%        11.48%
 (Fidelity Investors Research)

-----------------------

(a) Penn Series Funds, Inc.

(b) American Century Variable Portfolios, Inc.

(c) Neuberger and Berman Advisers Management Trust

(d) Fidelity Investments' Variable Insurance Products Fund

(e) Fidelity Investments' Variable Insurance Products Fund II

--------------------------------------------------------------------------------
YIELDS (MONEY MARKET FUND)

  From time to time, advertisements and sales literature may quote the current or effective yield of the Money Market subaccount.

  The "yield" and "effective yield" of the Money Market Fund subaccount for the seven days ended December 31, 1996 were 2.98% and 3.02%, respectively.
  The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit of the subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of 1%. The hypothetical charge reflects deductions from contract owners' accounts in proportion to the length of the base period. The $30 annual contract administrative charge is reflected assuming an anticipated average Contract Value and assuming that the average Contract Value is allocated equally across all available subaccounts by an average contract owner.
  The effective yield is obtained by taking the base period return as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(base period return +
1)/365/7/] -1.
  The yields do not reflect the contingent deferred sales charge ranging from 6% to 1%. The deferred sales charge may or may not be applicable to a withdrawal from a Contract, depending on when the withdrawal is made.
  THE YIELDS ON AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT NORMALLY WILL FLUCTUATE ON A DAILY BASIS. THEREFORE, THE STATED YIELDS FOR ANY GIVEN PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS.
                       --------------------------------

  THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE OF THE FUNDS, ASSUMING THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THEIR INCEPTION, AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

  The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

  Hornor, Townsend & Kent, Inc., a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of the Contracts. The address of Hornor, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044. For 1996, the Company paid Hornor, Townsend & Kent, Inc. underwriting commissions of $115,189.71.
  The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6 1/2% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------
CUSTODIAN

  The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

  The statement of assets and liabilities of the PIA Variable Annuity Account I--Pennant as of December 31, 1996, and the related statement of operations for the year ended December 31, 1996 and statements of changes in net assets for the year ended December 31, 1996 and the period from March 1, 1995 (commencement of operations) to December 31, 1995 and the statutory statements of financial condition of The Penn Insurance and Annuity Company (wholly-owned subsidiary of The Penn Mutual Life Insurance Co.) as of December 31, 1996 and 1995, and the related statutory statements of operations, surplus and cash flows for the three years in the period ended December 31, 1996 included in this statement of additional information have been audited by Coopers & Lybrand L.L.P., independent accountants. The reports and the financial statements have been included upon the authority of said firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
LEGAL MATTERS

  Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

  The financial statements of the Separate Account and PIA are set forth on the following pages. The financial statements of PIA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the PIA's ability to meet its obligations under the contracts.

-----------------------------------------------------
THIS PAGE LEFT INTENTIONALLY BLANK

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE PENN INSURANCE AND ANNUITY COMPANY
AND CONTRACT OWNERS OF

PIA VARIABLE ANNUITY ACCOUNT I--PENNANT:

We have audited the accompanying statement of assets and liabilities of the PIA Variable Annuity Account I -- Pennant [comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Capital Appreciation Portfolio (formerly TCI Growth Portfolio) Equity Income Portfolio, Growth Portfolio, and Asset Manager Portfolio] as of December 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended, and the period from March 1, 1995 (commencement of operations) to December 31, 1995. These financial statements are the responsibility of the management of PIA Variable Annuity Account I -- Pennant. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PIA Variable Annuity Account I -- Pennant as of December 31, 1996, the results of its operations for the year then ended and its changes in net assets for the year then ended, and the period from March 1, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center

Philadelphia, Pennsylvania

April 7, 1997

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996

                                       MONEY MARKET QUALITY BOND HIGH YIELD  GROWTH EQUITY VALUE EQUITY
                            TOTAL         FUND+        FUND+     BOND FUND+      FUND+        FUND+
                         ------------  ------------ ------------ ----------  ------------- ------------
INVESTMENT IN COMMON
 STOCK
 Number of shares.......                 6,439,409      317,555     401,355       90,939       740,468
 Identified cost........ $120,313,780   $6,439,409   $3,252,896  $3,608,351   $2,028,822   $13,335,520
ASSETS AND LIABILITIES:
 Investments at value... $123,818,302   $6,439,409   $3,175,549  $3,576,077   $1,951,545   $14,305,846
 Dividends receivable...       23,767       23,767            0           0            0             0
 Due (to) from The Penn
  Insurance and Annuity
  Company...............       (3,258)      36,883       (1,116)     (1,213)        (657)       (4,833)
                         ------------   ----------   ----------  ----------   ----------   -----------
NET ASSETS:
Net assets.............. $123,838,811   $6,500,059   $3,174,433  $3,574,864   $1,950,888   $14,301,013
                         ============   ==========   ==========  ==========   ==========   ===========
Variable annuity
 accumulation units.....                   609,075      275,302     290,291      140,629       916,524
Accumulation unit
 values.................                $    10.67   $    11.53  $    12.31   $    13.87   $     15.60

-------------------------------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1996


                                       MONEY MARKET QUALITY BOND HIGH YIELD  GROWTH EQUITY VALUE EQUITY
                            TOTAL         FUND+        FUND+     BOND FUND+      FUND+        FUND+
                         ------------  ------------ ------------ ----------  ------------- ------------
INVESTMENT INCOME:
 Dividends.............. $  2,571,806   $  205,870   $  197,082  $  258,939   $    8,634   $   157,643
EXPENSE:
 Mortality and expense
  risk charges..........      996,483       59,958       35,358      25,846       10,798       107,878
                         ------------   ----------   ----------  ----------   ----------   -----------
 Net investment income
  (loss)................    1,575,323      145,912      161,724     233,093       (2,164)       49,765
                         ------------   ----------   ----------  ----------   ----------   -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of
  fund shares...........       15,807            0        2,695       1,786        2,878           393
 Capital gains
  distributions.........    3,695,481            0            0           0      191,675       588,656
                         ------------   ----------   ----------  ----------   ----------   -----------
 Net realized gains ....    3,711,288            0        2,695       1,786      194,553       589,049
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    3,418,393            0      (68,697)      5,814      (60,566)      978,790
                         ------------   ----------   ----------  ----------   ----------   -----------
 Net realized and
  unrealized gains
  (losses) on
  investments...........    7,129,681            0      (66,002)      7,600      133,987     1,567,839
                         ------------   ----------   ----------  ----------   ----------   -----------
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULT-
  ING FROM OPERATIONS... $  8,705,004   $  145,912   $   95,722  $  240,693   $  131,823   $ 1,617,604
                         ============   ==========   ==========  ==========   ==========   ===========

-----------------------
+    Investment in Penn Series Funds, Inc.
++   Investment in Newberger & Berman Advisers Management Trust

+++ Investment in American Century Variable Portfolios, Inc. (TCI Growth Portfolio changed to Capital Appreciation Portfolio as of May 1, 1997).

++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 FLEXIBLY          SMALL                                                LIMITED
  MANAGED      CAPITALIZATION     INTERNATIONAL      BALANCED        MATURITY BOND
   FUND+           FUND+          EQUITY FUND+      PORTFOLIO++       PORTFOLIO++
-----------    --------------     -------------     -----------      -------------
  2,132,887         371,261           461,282          176,501           167,602
$39,636,827      $4,412,700        $7,095,334       $2,818,813        $2,384,306
$39,970,310      $4,651,904        $7,200,610       $2,809,896        $2,354,807
          0               0                 0                0                 0
    (13,842)         (1,583)           (2,437)            (951)             (794)
-----------      ----------        ----------       ----------        ----------
$39,956,468      $4,650,321        $7,198,173       $2,808,945        $2,354,013
===========      ==========        ==========       ==========        ==========
  2,989,155         353,352           525,885          228,709           214,093
$     13.37      $    13.16        $    13.69       $    12.28        $    11.00
----------------------------------------------------------------------------------
 FLEXIBLY          SMALL                                                LIMITED
  MANAGED      CAPITALIZATION     INTERNATIONAL      BALANCED        MATURITY BOND
   FUND+           FUND+          EQUITY FUND+      PORTFOLIO++       PORTFOLIO++
-----------    --------------     -------------     -----------      -------------
$ 1,289,292      $   25,077        $  237,789       $   25,158        $  127,744
    307,844          32,749            51,216           26,708            26,896
-----------      ----------        ----------       ----------        ----------
    981,448          (7,672)          186,573           (1,550)          100,848
-----------      ----------        ----------       ----------        ----------
       (378)            699              (657)           1,146             5,295
  1,681,884         171,265           316,770          139,905                 0
-----------      ----------        ----------       ----------        ----------
  1,681,506         171,964           316,113          141,051             5,295
    515,156         239,195            75,846          (20,603)          (41,435)
-----------      ----------        ----------       ----------        ----------
  2,196,662         411,159           391,959          120,448           (36,140)
-----------      ----------        ----------       ----------        ----------
$ 3,178,110      $  403,487        $  578,532       $  118,898        $   64,708
===========      ==========        ==========       ==========        ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996 (CONT'D.)

                            CAPITAL
                          APPRECIATION EQUITY-INCOME    GROWTH     ASSET MANAGER
                          PORTFOLIO+++ PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++
                          ------------ ------------- ------------- -------------
INVESTMENT IN COMMON
 STOCK
 Number of shares.......      371,088       766,365       478,908      150,771
 Identified cost........   $4,129,318   $14,725,428   $14,103,919   $2,342,136
ASSETS AND LIABILITIES:
 Investments at value...   $3,799,945   $16,116,657   $14,913,195   $2,552,552
 Dividends receivable...            0             0             0            0
 Due (to) from The Penn
  Insurance and Annuity
  Company...............       (1,471)       (5,519)       (4,854)        (871)
                           ----------   -----------   -----------   ----------
NET ASSETS:
 Net assets.............   $3,798,474   $16,111,138   $14,908,341   $2,551,681
                           ==========   ===========   ===========   ==========
 Variable annuity accu-
  mulation units........      314,124     1,134,707     1,007,942      196,768
 Accumulation unit val-
  ues...................   $    12.09   $     14.20   $     14.79   $    12.97
--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1996 (CONT'D.)
                            CAPITAL
                          APPRECIATION EQUITY-INCOME    GROWTH     ASSET MANAGER
                          PORTFOLIO+++ PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++
                          ------------ ------------- ------------- -------------
INVESTMENT INCOME:
 Dividends..............   $        0   $     5,848   $     9,451   $   23,279
EXPENSE:
 Mortality and expense
  risk charges..........       34,186       133,245       122,771       21,030
                           ----------   -----------   -----------   ----------
 Net investment income
  (loss)................      (34,186)     (127,397)     (113,320)       2,249
                           ----------   -----------   -----------   ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON IN-
 VESTMENTS:
 Realized gains (losses)
  from redemption of
  fund shares...........          963           823           (53)         217
 Capital gains distribu-
  tions.................      179,861       167,629       238,641       19,195
                           ----------   -----------   -----------   ----------
 Net realized gains.....      180,824       168,452       238,588       19,412
 Net change in
  unrealized apprecia-
  tion (depreciation) of
  investments...........     (347,536)    1,191,851       777,104      173,474
                           ----------   -----------   -----------   ----------
 Net realized and
  unrealized gains
  (losses) on invest-
  ments.................     (166,712)    1,360,303     1,015,692      192,886
                           ----------   -----------   -----------   ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........   $ (200,898)  $ 1,232,906   $   902,372   $  195,135
                           ==========   ===========   ===========   ==========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Newberger & Berman Advisers Management Trust

+++ Investment in American Century Variable Portfolios, Inc. (TCI Growth
    Portfolio changed to Capital Appreciation Portfolio as of May 1, 1997).

++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.

   The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------
THIS PAGE LEFT INTENTIONALLY BLANK

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD OF MARCH 1, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995

                                                          MONEY MARKET             QUALITY BOND           HIGH YIELD
                                   TOTAL                      FUND+                   FUND+               BOND FUND+
                          -------------------------  ------------------------  ---------------------  --------------------
                              1996         1995         1996         1995         1996        1995       1996       1995
                          ------------  -----------  -----------  -----------  -----------  --------  ----------  --------
OPERATIONS:
 Net investment income
  (loss)................  $  1,575,323  $   311,547  $   145,912  $    19,878  $   161,724  $ 36,970  $  233,093  $ 53,798
 Net realized gain
  (loss) from investment
  transactions..........     3,711,288      382,361            0            0        2,695       251       1,786       100
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........     3,418,393       86,124            0            0      (68,697)   (8,650)      5,814   (38,089)
                          ------------  -----------  -----------  -----------  -----------  --------  ----------  --------
Net increase (decrease)
 in net assets resulting
 from operations........     8,705,004      780,032      145,912       19,878       95,722    28,571     240,693    15,809
                          ------------  -----------  -----------  -----------  -----------  --------  ----------  --------
VARIABLE ANNUITY ACTIVI-
 TIES:
 Purchase payments under
  variable annuity
  contracts.............   109,076,182   21,438,030   11,766,041    2,982,737    4,014,585   756,991   3,257,266   589,034
 Surrender benefits.....      (688,028)           0      (32,079)           0      (16,374)        0     (19,834)        0
 Net transfers..........   (14,062,219)     562,648   (7,241,862)  (1,078,058)  (1,122,806)  (65,223)   (449,170)   25,706
 Contract administration
  charges...............       (13,544)        (425)        (518)         (30)        (350)       (6)       (317)        0
 Annuity benefits.......    (1,928,380)     (30,489)     (61,612)        (350)    (516,677)        0     (81,701)   (2,622)
                          ------------  -----------  -----------  -----------  -----------  --------  ----------  --------
Net increase in net
 assets derived from
 annuity activities.....    92,384,011   21,969,764    4,429,970    1,904,299    2,358,378   691,762   2,706,244   612,118
                          ------------  -----------  -----------  -----------  -----------  --------  ----------  --------
 Total increase in net
  assets................   101,089,015   22,749,796    4,575,882    1,924,177    2,454,100   720,333   2,946,937   627,927
NET ASSETS:
 Beginning of period....    22,749,796            0    1,924,177            0      720,333         0     627,927         0
                          ------------  -----------  -----------  -----------  -----------  --------  ----------  --------
 END OF PERIOD..........  $123,838,811  $22,749,796  $ 6,500,059  $ 1,924,177  $ 3,174,433  $720,333  $3,574,864  $627,927
                          ============  ===========  ===========  ===========  ===========  ========  ==========  ========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust

+++ Investment in American Century Variable Portfolios, Inc. (TCI Growth
    Portfolio changed to Capital Appreciation Portfolio as of May 1, 1997.)

++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

   GROWTH EQUITY            VALUE EQUITY           FLEXIBLY MANAGED      SMALL CAPITALIZATION
       FUND+                   FUND+                    FUND+                    FUND+
---------------------  -----------------------  -----------------------  -----------------------
   1996        1995       1996         1995        1996         1995        1996        1995
----------   --------  -----------  ----------  -----------  ----------  -----------  ----------
$   (2,164)  $    200  $    49,765  $   22,723  $   981,448  $  173,659  $    (7,672) $   2,459
   194,553     20,551      589,049     114,332    1,681,506     234,228      171,964     12,282
   (60,566)   (16,711)     978,790      (8,464)     515,156    (181,674)     239,195          9
----------   --------  -----------  ----------  -----------  ----------  -----------  ---------
   131,823      4,040    1,617,604     128,591    3,178,110     226,213      403,487     14,750
----------   --------  -----------  ----------  -----------  ----------  -----------  ---------
 1,879,023    145,157   11,131,936   1,864,128   31,724,973   6,004,397    3,865,977    520,095
    (1,444)         0      (65,906)          0     (258,353)          0      (11,107)         0
  (218,969)    14,361     (394,988)    254,805   (1,157,006)    671,116     (170,367)    84,113
      (142)         0       (1,463)        (45)      (4,084)       (134)        (483)        (3)
    (2,961)         0     (232,319)     (1,330)    (418,180)    (10,584)     (54,544)    (1,597)
----------   --------  -----------  ----------  -----------  ----------  -----------  ---------
 1,655,507    159,518   10,437,260   2,117,558   29,887,350   6,664,795    3,629,476    602,608
----------   --------  -----------  ----------  -----------  ----------  -----------  ---------
 1,787,330    163,558   12,054,864   2,246,149   33,065,460   6,891,008    4,032,963    617,358
   163,558          0    2,246,149           0    6,891,008           0      617,358          0
----------   --------  -----------  ----------  -----------  ----------  -----------  ---------
$1,950,888   $163,558  $14,301,013  $2,246,149  $39,956,468  $6,891,008   $4,650,321   $617,358
==========   ========  ===========  ==========  ===========  ==========  ===========  =========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD OF MARCH 1, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995 (CONT'D.)

                                                                                                  CAPITAL
                             INTERNATIONAL          BALANCED           LIMITED MATURITY        APPRECIATION
                             EQUITY FUND+          PORTFOLIO++         BOND PORTFOLIO++        PORTFOLIO+++
                          -------------------  --------------------  ---------------------  --------------------
                             1996      1995       1996       1995       1996        1995       1996       1995
                          ---------- --------  ----------  --------  -----------  --------  ----------  --------
OPERATIONS:
 Net investment income
  (loss)................  $  186,573 $ 11,505  $   (1,550) $ (3,044) $   100,848  $ (1,802) $  (34,186) $ (3,426)
 Net realized gain
  (loss) from investment
  transactions..........     316,113       21     141,051       120        5,295       146     180,824       (78)
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........      75,846   29,429     (20,603)   11,684      (41,435)   11,936    (347,536)   18,162
                          ---------- --------  ----------  --------  -----------  --------  ----------  --------
Net increase (decrease)
 in net assets resulting
 from operations........     578,532   40,955     118,898     8,760       64,708    10,280    (200,898)   14,658
                          ---------- --------  ----------  --------  -----------  --------  ----------  --------
VARIABLE ANNUITY ACTIVI-
 TIES:
 Purchase payments under
  variable annuity
  contracts.............   6,480,324  562,944   2,287,512   744,910    3,179,899   584,013   3,313,766   851,970
 Surrender benefits.....    (16,812)        0     (15,249)        0      (21,881)        0     (29,264)        0
 Net transfers..........   (395,700)   48,183    (364,312)   59,538   (1,384,520)  (43,455)   (195,208)   57,677
 Contract administration
  charges...............       (515)       (3)       (584)        0         (204)        0        (558)      (45)
 Annuity benefits.......    (96,239)   (3,496)    (28,754)   (1,774)     (34,487)     (340)    (10,505)   (3,119)
                          ---------- --------  ----------  --------  -----------  --------  ----------  --------
Net increase in net
 assets derived from
 annuity activities.....   5,971,058  607,628   1,878,613   802,674    1,738,807   540,218   3,078,231   906,483
                          ---------- --------  ----------  --------  -----------  --------  ----------  --------
 Total increase in net
  assets................   6,549,590  648,583   1,997,511   811,434    1,803,515   550,498   2,877,333   921,141
NET ASSETS:
 Beginning of period....     648,583        0     811,434         0      550,498         0     921,141         0
                          ---------- --------  ----------  --------  -----------  --------  ----------  --------
 END OF PERIOD..........  $7,198,173 $648,583  $2,808,945  $811,434  $ 2,354,013  $550,498  $3,798,474  $921,141
                          ========== ========  ==========  ========  ===========  ========  ==========  ========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust

+++ Investment in American Century Variable Portfolios, Inc. (TCI Growth
    Portfolio changed to Capital Appreciation Portfolio as of May 1, 1997.)

++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.



   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


     EQUITY INCOME                  GROWTH                  ASSET MANAGER
     PORTFOLIO++++               PORTFOLIO++++              PORTFOLIO++++
------------------------    --------------------------   -----------------------
   1996          1995          1996           1995          1996         1995
-----------   ----------    -----------    ----------    ----------    --------
$ (127,397)   $   12,367    $  (113,320)   $  (10,704)   $    2,249    $ (3,036)
    168,452          191        238,588           111        19,412         106
  1,191,851      199,378        777,104        32,172       173,474      36,942
-----------   ----------    -----------    ----------    ----------    --------
  1,232,906      211,936        902,372        21,579       195,135      34,012
-----------   ----------    -----------    ----------    ----------    --------
 12,524,113    2,621,032     11,793,923     2,667,181     1,856,844     543,441
   (86,153)            0       (104,034)            0        (9,538)          0
  (465,915)      279,515       (434,169)      240,417       (67,227)     13,953
    (1,784)          (44)        (2,059)          (70)         (483)        (45)
  (203,041)       (1,427)      (173,601)       (3,198)      (13,759)       (652)
-----------   ----------    -----------    ----------    ----------    --------
 11,767,220    2,899,076     11,080,060     2,904,330     1,765,837     556,697
-----------   ----------    -----------    ----------    ----------    --------
 13,000,126    3,111,012     11,982,432     2,925,909     1,960,972     590,709
  3,111,012            0      2,925,909             0       590,709           0
-----------   ----------    -----------    ----------    ----------    --------
$16,111,138   $3,111,012    $14,908,341    $2,925,909    $2,551,681    $590,709
===========   ==========    ===========    ==========    ==========    ========



   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1996

--------------------------------------------------------------------------------
NOTE 1.

  The significant accounting policies of PIA Variable Annuity Account I -
   Pennant (Account I) are as follows:

  GENERAL - Account I was established by The Penn Insurance and Annuity Company (PIA) under the provisions of the Delaware Insurance Law. PIA has structured Account I as a unit investment trust registered under the Investment Company Act of 1940. Account I offers a combination fixed and variable annuity contract. Account I offers units to variable annuity contractholders to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1996 and the reported amounts from operations and contract transactions during 1996. Actual results could differ from those estimates.

  INVESTMENTS - Assets of Account I are invested in shares of Penn Series
  Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond,
  Growth Equity, Value Equity, Flexibly Managed, International Equity and
  Small Capitalization Funds; Neuberger and
--------------------------------------------------------------------------------
NOTE 2.

  For the year ended December 31, 1996 and the period of March 1, 1995 (commencement of operations) to December 31, 1995 share transactions of Account I were as follows:

                                  MONEY                  QUALITY             HIGH YIELD
                               MARKET FUND+            BOND FUND+            BOND FUND+
                          -----------------------  --------------------  --------------------
                             1996         1995        1996       1995       1996       1995
                          -----------  ----------  ----------  --------  ----------  --------
Shares purchased........   10,282,841   2,926,149     370,651    71,618     352,468    71,558
Shares received from
 reinvestment of:
  Net investment income.      205,661      20,254      19,708     3,898      29,062     6,638
  Capital gains
   distribution.........            0           0           0         0           0         0
                          -----------  ----------  ----------  --------  ----------  --------
Total shares acquired...   10,488,502   2,946,403     390,359    75,516     381,530    78,196
Shares redeemed.........   (6,031,688)   (963,808)   (143,163)   (5,157)    (54,589)   (3,782)
                          -----------  ----------  ----------  --------  ----------  --------
Net increase in shares
 owned..................    4,456,814   1,982,595     247,196    70,359     326,941    74,414
Shares owned beginning
 of period..............    1,982,595           0      70,359         0      74,414         0
                          -----------  ----------  ----------  --------  ----------  --------
Shares owned end of
 period.................    6,439,409   1,982,595     317,555    70,359     401,355    74,414
                          ===========  ==========  ==========  ========  ==========  ========
Cost of shares acquired.  $10,488,502  $2,946,403  $3,986,768  $782,534  $3,432,734  $699,733
                          ===========  ==========  ==========  ========  ==========  ========
Proceeds from shares
 redeemed...............  $ 6,031,688  $  963,808  $1,465,728  $ 53,662  $  492,310  $ 33,692
                          ===========  ==========  ==========  ========  ==========  ========
                              INTERNATIONAL             BALANCED          LIMITED MATURITY
                               EQUITY FUND+            PORTFOLIO++        BOND PORTFOLIO++
                          -----------------------  --------------------  --------------------
                             1996         1995        1996       1995       1996       1995
                          -----------  ----------  ----------  --------  ----------  --------
Shares purchased........      397,567      44,056     143,911    47,329     210,617    39,251
Shares received from
 reinvestment of:
  Net investment income.       15,233       1,001       1,649         0       9,484         0
  Capital gains
   distribution.........       20,293           0       9,168         0           0         0
                          -----------  ----------  ----------  --------  ----------  --------
Total shares acquired...      433,093      45,057     154,728    47,329     220,101    39,251
Shares redeemed.........      (16,642)       (226)    (24,550)   (1,006)    (89,930)   (1,820)
                          -----------  ----------  ----------  --------  ----------  --------
Net increase in shares
 owned..................      416,451      44,831     130,178    46,323     130,171    37,431
Shares owned beginning
 of period..............       44,831           0      46,323         0      37,431         0
                          -----------  ----------  ----------  --------  ----------  --------
Shares owned end of
 period.................      461,282      44,831     176,501    46,323     167,602    37,431
                          ===========  ==========  ==========  ========  ==========  ========
Cost of shares acquired.  $ 6,739,747  $  622,422  $2,404,027  $817,479  $3,066,457  $564,630
                          ===========  ==========  ==========  ========  ==========  ========
Proceeds from shares
 redeemed...............  $   263,036  $    3,162  $  384,261  $ 17,697  $1,226,113  $ 26,108
                          ===========  ==========  ==========  ========  ==========  ========

The cost of shares redeemed is determined on a last-in, first-out basis.
-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust

+++ Investment in American Century Variable Portfolios, Inc. (TCI Growth Port-
    folio changed to Capital Appreciation Portfolio as of May 1, 1997.)
++++ Investment in Fidelity Investments' Insurance Product Funds I and II.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 1., CONT'D.

  Berman Advisers Management Trust (AMT): Limited Maturity Bond and Balanced Portfolios; American Century Variable Portfolios, Inc. (American Century):
  Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Product (Fidelity): Equity-Income, Growth, and Asset Manager Portfolios. Penn Series, AMT, American Century and Fidelity are open-end diversified investment companies. The shares are carried at market value as determined by the underlying net asset value of the respective Funds. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

  Federal Income Taxes - PIA is taxed under federal law as a life insurance company. Account I is part of PIA's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

--------------------------------------------------------------------------------

       GROWTH                   VALUE                   FLEXIBLY          SMALL CAPITALIZATION
    EQUITY FUND+             EQUITY FUND+            MANAGED FUND+                FUND+
----------------------- -----------------------  -----------------------  -----------------------
   1996        1995        1996         1995        1996         1995        1996        1995
-----------  ---------- -----------  ----------  -----------  ----------  -----------  ----------
     87,775     10,560      572,530     131,244    1,634,579     373,372      311,668     55,344
        402         31        8,160       1,931       68,799      11,390        2,001        426
      8,932      1,012       30,469       7,014       89,748      13,456       13,697      1,120
-----------  ---------  -----------  ----------  -----------  ----------  -----------  ---------
     97,109     11,603      611,159     140,189    1,793,126     398,218      327,366     56,890
    (14,349)    (3,424)      (8,687)     (2,193)     (56,349)     (2,108)     (12,444)      (551)
-----------  ---------  -----------  ----------  -----------  ----------  -----------  ---------
     82,760      8,179      602,472     137,996    1,736,777     396,110      314,922     56,339
      8,179          0      137,996           0      396,110           0       56,339          0
-----------  ---------  -----------  ----------  -----------  ----------  -----------  ---------
     90,939      8,179      740,468     137,996    2,132,887     396,110      371,261     56,339
===========  =========  ===========  ==========  ===========  ==========  ===========  =========
 $2,164,719  $ 252,011  $11,237,711  $2,290,813  $33,613,754  $7,109,671  $ 3,945,543  $ 623,629
===========  =========  ===========  ==========  ===========  ==========  ===========  =========
$   319,074  $  72,031  $   157,626  $   35,919  $ 1,050,538  $   35,781  $   151,010  $   6,173
===========  =========  ===========  ==========  ===========  ==========  ===========  =========
CAPITAL APPRECIATION        EQUITY-INCOME                GROWTH               ASSET MANAGER
    PORTFOLIO+++            PORTFOLIO++++            PORTFOLIO++++            PORTFOLIO++++
----------------------- -----------------------  -----------------------  -----------------------
   1996        1995        1996         1995        1996         1995        1996        1995
-----------  ---------- -----------  ----------  -----------  ----------  -----------  ----------
    295,733     76,984      612,447     162,829      378,280     101,293      115,146     42,510
     16,825          0          310       1,291          340           0        1,542          0
          0          0        8,888           0        8,590           0        1,271          0
-----------  ---------  -----------  ----------  -----------  ----------  -----------  ---------
    312,558     76,984      621,645     164,120      387,210     101,293      117,959     42,510
    (17,870)      (584)     (16,755)     (2,645)      (8,522)     (1,073)      (4,605)    (5,093)
-----------  ---------  -----------  ----------  -----------  ----------  -----------  ---------
    294,688     76,400      604,890     161,475      378,688     100,220      113,354     37,417
     76,400          0      161,475           0      100,220           0       37,417          0
-----------  ---------  -----------  ----------  -----------  ----------  -----------  ---------
    371,088     76,400      766,365     161,475      478,908     100,220      150,771     37,417
===========  =========  ===========  ==========  ===========  ==========  ===========  =========
 $3,421,152  $ 910,433  $12,146,093  $2,958,084  $11,470,781  $2,925,304  $ 1,862,667  $ 627,916
===========  =========  ===========  ==========  ===========  ==========  ===========  =========
$   196,004  $   7,130  $   333,741  $   46,023  $   261,057  $   31,167  $    74,623  $  74,146
===========  =========  ===========  ==========  ===========  ==========  ===========  =========

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1996

--------------------------------------------------------------------------------
NOTE 3.

  Operations are charged for mortality and expense risks assumed by PIA and for administering the separate account at an annual rate of 1.25% and 0.15% respectively, of the average account value of Account I.

  As reimbursement for expenses incurred in administering the contract, PIA receives $30 per year for each annuity contract prior to the contract's anniversary date. The $30 charge is waived on certain contracts.

  If a policy is surrendered within the first 7 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for specific charges assessed.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF

THE PENN INSURANCE AND ANNUITY COMPANY

WILMINGTON, DELAWARE

We have audited the accompanying statutory statements of financial condition of The Penn Insurance and Annuity Company (a wholly-owned subsidiary of The Penn Mutual Life Insurance Company) as of December 31, 1996 and 1995 and the related statutory statements of operations, changes in capital and surplus and cash flows for the three years in the period ended December 31, 1996. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP), which practices differ from generally accepted accounting principles (GAAP). The effects on the financial statements of the variances between SAP and GAAP are described in Note 1 to the financial statements.

In our report dated January 26, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using SAP, presented fairly, in all material respects, the financial position of The Penn Insurance and Annuity Company as of December 31, 1995, and the results of its operations, and its cash flows for the two years then ended in conformity with GAAP. As described in Note 1 to the financial statements, financial statements of wholly-owned stock life insurance subsidiaries of mutual life insurance companies issued or reissued after 1996, which are prepared in accordance with SAP, are no longer considered to be presented in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 financial statements as presented herein is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with GAAP, the financial position of The Penn Insurance and Annuity Company as of December 31, 1996 and 1995, or the results of its operations or its cash flows for the three years in the period ended December 31, 1996.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial condition of The Penn Insurance and Annuity Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for the three years in the period ended December 31, 1996, on the basis of accounting described in Note 1.

As discussed in Note 2 to the financial statements, during 1995, the Company changed its accounting method for certain components of the federal income tax expense.

Coopers & Lybrand L.L.P.

2400 Eleven Penn Center

Philadelphia, Pennsylvania

January 28, 1997

--------------------------------------------------------------------------------

THE PENN INSURANCE AND ANNUITY COMPANY

STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31,                                                  1996       1995
--------------------------------------------------------------------------------
(in thousands of dollars)
ASSETS
Bonds..................................................... $  562,231  $413,987
Stocks
 Preferred................................................      3,577     3,577
 Common--affiliated.......................................        495     1,940
Mortgage loans............................................     11,190    90,395
Real estate...............................................      3,041     5,087
Policy loans..............................................    246,729   234,442
Cash and short-term investments...........................     35,385    22,722
                                                           ----------  --------
 Total Cash and Invested Assets...........................    862,648   772,150
Investment income due and accrued.........................     20,224    14,257
Other assets..............................................        910    10,016
Separate account assets...................................    143,346    28,216
                                                           ----------  --------
 TOTAL ASSETS............................................. $1,027,128  $824,639
                                                           ==========  ========
LIABILITIES
Reserves and funds for payment of future life and annuity
 benefits................................................. $  768,876  $708,720
Policy claims in process..................................      3,973     3,623
Interest maintenance reserve..............................        890     1,744
Asset valuation reserve...................................      3,966     5,436
Other liabilities.........................................     23,975    11,299
Separate account liabilities..............................    143,346    28,216
                                                           ----------  --------
 TOTAL LIABILITIES........................................    945,026   759,038
                                                           ----------  --------
CAPITAL AND SURPLUS
Common stock, $2 par value; 1,000 shares authorized, is-
 sued and outstanding.....................................      2,000     2,000
Capital contributed in excess of par value................    103,369   103,369
Accumulated deficit.......................................    (23,267)  (39,768)
                                                           ----------  --------
 TOTAL CAPITAL AND SURPLUS................................     82,102    65,601
                                                           ----------  --------
  TOTAL LIABILITIES AND CAPITAL AND SURPLUS............... $1,027,128  $824,639
                                                           ==========  ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

THE PENN INSURANCE AND ANNUITY COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,                         1996     1995    1994
--------------------------------------------------------------------------------
(in thousands of dollars)
INCOME
Premium and annuity considerations.................... $190,527 $ 78,904 $35,916
Net investment income.................................   64,571   58,898  50,515
Other income..........................................    5,987   34,940   2,461
                                                       -------- -------- -------
 TOTAL INCOME.........................................  261,085  172,742  88,892
                                                       -------- -------- -------
BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries......   55,594   48,029  44,456
Increase in reserves and funds for the payment of fu-
 ture life and annuity benefits.......................   60,155   66,086  18,728
Commissions...........................................    9,690    5,398   5,008
Operating expenses....................................    8,396    6,330   5,718
Net transfers to separate accounts....................  100,281   27,388      --
                                                       -------- -------- -------
 TOTAL BENEFITS AND EXPENSES..........................  234,116  153,231  73,910
                                                       -------- -------- -------
 INCOME FROM OPERATIONS BEFORE FEDERAL INCOME TAXES...   26,969   19,511  14,982
Federal income tax expense............................    9,614    7,644   4,292
                                                       -------- -------- -------
 INCOME FROM OPERATIONS...............................   17,355   11,867  10,690
Net realized capital losses, net of taxes.............    1,438    1,591   4,646
                                                       -------- -------- -------
 NET INCOME........................................... $ 15,917 $ 10,276 $ 6,044
                                                       ======== ======== =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

THE PENN INSURANCE AND ANNUITY COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31,                     1996      1995      1994
--------------------------------------------------------------------------------
(in thousands of dollars)
COMMON STOCK
 Beginning of year................................ $  2,000  $  2,000  $  2,000
                                                   --------  --------  --------
 END OF YEAR......................................    2,000     2,000     2,000
                                                   --------  --------  --------
CAPITAL CONTRIBUTED IN EXCESS OF PAR VALUE
 Beginning of year................................  103,369   103,369   103,369
                                                   --------  --------  --------
 END OF YEAR......................................  103,369   103,369   103,369
                                                   --------  --------  --------
ACCUMULATED DEFICIT
 Beginning of year................................  (39,768)  (48,846)  (59,087)
 Net income.......................................   15,917    10,276     6,044
 Change in non-admitted assets....................      619       (71)      117
 Change in asset valuation reserve................    1,470       767     2,505
 Change in net unrealized capital gains and loss-
  es..............................................   (1,505)      123       774
 Change in accounting method......................       --    (2,017)       --
 Other............................................       --        --       801
                                                   --------  --------  --------
 END OF YEAR......................................  (23,267)  (39,768)  (48,846)
                                                   --------  --------  --------
 TOTAL CAPITAL AND SURPLUS........................ $ 82,102  $ 65,601  $ 56,523
                                                   ========  ========  ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

THE PENN INSURANCE AND ANNUITY COMPANY

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,    1996    1995     1994
------------------------------------------------------------
(in thousands of dollars)
CASH PROVIDED
Net cash from operations:
 Premium and annuity con-
  siderations.............        $190,541 $78,404  $35,640
 Net investment income....          58,076  60,655   51,409
 Other income.............          23,310  37,000    3,414
                                  -------- -------  -------
                                   271,927 176,059   90,463
 Benefits to policyhold-
  ers.....................          54,341  48,225   42,330
 Commissions..............           9,747   5,312    4,915
 Operating expenses and
  taxes...................          17,441  13,488   11,222
 Transfers to separate ac-
  counts..................         104,991  27,388       --
 Net increase in policy
  loans...................          11,651  33,911   10,391
                                  -------- -------  -------
 NET CASH FROM OPERATIONS.          73,756  47,735   21,605
                                  -------- -------  -------
Investments sold, matured
 or repaid:
 Bonds....................         165,045  73,341   76,309
 Stocks...................              --   7,270   27,169
 Mortgage loans...........          71,902  11,317   11,866
 Real estate..............           2,849     753    1,538
                                  -------- -------  -------
  Total investments sold,
   matured or repaid......         239,796  92,681  116,882
Taxes on realized invest-
 ment gains...............             630    (373)      89
Other cash provided.......          10,208     674       28
                                  -------- -------  -------
 TOTAL CASH PROVIDED......         324,390 140,717  138,604
                                  -------- -------  -------
CASH APPLIED
Cost of investments ac-
 quired:
 Bonds....................         311,166  99,407  115,155
 Stocks...................              --       1   25,005
 Mortgage loans...........             561  20,459    2,554
                                  -------- -------  -------
  Total cost of invest-
   ments acquired.........         311,727 119,867  142,714
Other cash applied........              --     286       61
                                  -------- -------  -------
 TOTAL CASH APPLIED.......         311,727 120,153  142,775
                                  -------- -------  -------
Net change in cash and
 short-term investments...          12,663  20,564   (4,171)
CASH AND SHORT-TERM IN-
 VESTMENTS:
 Beginning of year........          22,722   2,158    6,329
                                  -------- -------  -------
 END OF YEAR..............        $ 35,385 $22,722  $ 2,158
                                  ======== =======  =======

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995
(IN THOUSANDS OF DOLLARS)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

NATURE OF OPERATIONS

The Penn Insurance and Annuity Company (the "Company"), is a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"). The Company currently concentrates primarily in the sale of individual annuity products, both fixed and variable. The Company sells its products through Penn Mutual's distribution systems, which consist of a network of career agents, independent agents and independent marketing organizations. Additionally, it has a significant amount of universal life insurance business in force, although the Company no longer sells these products. The Company is licensed to do business in forty-seven states and the District of Columbia.

BASIS OF PRESENTATION

The financial statements of the Company have been prepared in conformity with accounting principles prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Prescribed SAP include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted SAP encompass all accounting practices which are not prescribed. These principles were considered to be in conformity with generally accepted accounting principles (GAAP) prior to the issuance of Financial Accounting Standards Board Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises," (FIN No. 40) and Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts." Effective for fiscal years beginning after December 15, 1995, in accordance with FIN No. 40, the financial statements of mutual life insurance companies which are prepared on the basis of SAP can no longer be described as prepared in conformity with GAAP. Therefore, as required by generally accepted auditing standards, the opinion expressed by our independent accountants on the 1995 and 1994 financial statements is different from that expressed in their previous report.

In financial statements prepared in conformity with SAP, the accounting treatment of certain items is different than for financial statements issued in conformity with GAAP. Significant differences include:

  . Policy acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are expensed when in-curred; under GAAP, such costs are deferred and amortized over the ex-pected premium paying period.

  . Premiums for universal life and investment-type products are recognized as revenue when due; under GAAP, they are accounted for as deposits and excluded from revenue.

  . Policy reserves are based on statutory mortality and interest require-ments and without consideration of withdrawals and are reported net of reinsurance reserve credits; under GAAP, the reserves are based on ex-pected investment yield, mortality and withdrawals and are reported gross of reinsurance reserve credits. Changes in reserves on account of change in valuation basis during the year are charged directly to surplus rather than reflected in the net gain from operations, as is the case under GAAP.

  . No provision is made for deferred income taxes; under GAAP, deferred taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements.

  . An asset valuation reserve (AVR) is established as a liability to offset potential investment losses and changes in the AVR are charged or cred-ited to surplus; under GAAP, reserves are established for invested assets based on evaluation of impairment and are recorded through realized gains/(losses).

  . An interest maintenance reserve (IMR) is established as a liability to capture gains and losses, net of tax, on the sale of fixed maturities re-sulting from changes in the general level of interest rates; no such re-serve is required under GAAP.

  . Investments in bonds and preferred stocks are generally carried at amor-tized cost; under GAAP, investments in bonds and preferred stocks, other than those classified as held to maturity, are carried at fair value.

  . Certain assets, designated as nonadmitted, are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the statement of financial condition with appropriate valuation allowances.

-------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

  . In accordance with Delaware Insurance Laws and Regulations, the Company's subsidiary is not consolidated for statutory filing purposes; under GAAP, majority-owned subsidiaries are consolidated.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

VALUATION OF INVESTMENTS

Bonds and stocks are carried in the accompanying statements of financial condition at values prescribed by the NAIC. In general, bonds are stated at amortized cost, preferred stocks at cost and common stocks at market value. The Company's wholly-owned subsidiary, Penn Assurance and Reinsurance Co., Ltd. (PAR), is carried on the equity basis. Changes in PAR's equity are charged or credited directly to capital and surplus. Real estate is carried at cost less encumbrances and accumulated depreciation. Real estate acquired through foreclosure is recorded at the lower of cost or market value at the time of foreclosure. Real estate is depreciated using the straight-line method. Mortgage loans are carried at the unpaid principal amount, less any unamortized discount. Policy loans are carried at the unpaid principal balance less amounts unsecured by cash surrender values. Cash and short-term investments include cash on deposit and securities purchased with a maturity date of less than one year. Short-term investments are valued at cost, which approximates market. Certain assets which are considered to be non-admitted for statutory purposes have been excluded from the Statements of Financial Condition by a direct charge to capital and surplus.

Financial instruments utilized to hedge the Company's assets are recorded using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in the Statements of Operations over the remaining life of the hedged securities. Changes in the market value of financial futures contracts used as hedges against market fluctuations of equity securities are reported as unrealized gains or losses. They are recognized as realized gains or losses when the hedged securities are sold.

Statutory accounting principles require insurance companies to hold an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The purpose of the AVR is to maintain consistent and prescribed valuation reserves for invested assets. Changes in the AVR are recorded directly to capital and surplus. The purpose of the IMR is to defer recognition of realized gains and losses which result from interest rate movements and to amortize these gains and losses into income over the original expected life of the investment sold. Amortization of gains and losses included in the IMR are reflected as a component of net investment income.

Realized gains and losses are determined on the specific identification method and are presented in the Statements of Operations net of taxes and excluding net gains and losses transferred to the IMR. Unrealized gains and losses are accounted for as direct increases or decreases in capital and surplus.

RESERVES AND FUNDS FOR THE PAYMENT OF FUTURE LIFE AND ANNUITY BENEFITS

Reserves and funds for the payment of future life and annuity benefits are developed using actuarial methods based on statutory mortality and interest requirements. Reserves for life insurance are computed principally on a modified preliminary term or CRVM methods using the 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables and assumed interest rates ranging from 4% to 6%. Reserves for annuity contracts were based principally on the 1949, 1971 and 1983 Individual Annuity Mortality Tables and assumed interest rates ranging from 4.5% to 13.25%. Policy claims in process include provisions for payments to be made on reported claims and claims incurred but not reported. Any adjustments that are made to the reserve balances are reflected in the Statements of Operations in the year in which such adjustments are made. All policies are non-participating.

REVENUE AND RELATED EXPENSE RECOGNITION

Premiums are recognized as income over the premium payment period of the related policies. Annuity considerations are recognized as income as they are received. Premium and annuity considerations are recorded net of reinsurance premiums. Benefits are reported net of the amounts received from reinsurers. Commissions and other expenses related to the acquisition of new policies are charged to operations as incurred.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its parent, Penn Mutual. The federal income tax provision or benefit is recorded to the extent the Company's results increase or decrease the consolidated tax liability of Penn Mutual. The resulting tax liability or receivable is paid to or received from Penn Mutual. The provision for federal income taxes is computed in accordance with the section of the Internal Revenue Code applicable to life insurance companies and is based on income which is currently taxable. In accordance with statutory accounting practices, no deferred taxes are provided for temporary differences between pre-tax accounting income and taxable income.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable annuity and pension contractholders. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

NOTE 2 - ACCOUNTING CHANGE:

The Company's parent, Penn Mutual, is required by the Internal Revenue Code
(IRC) to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount, which is allocated to the Company by Penn Mutual, is computed by multiplying the Company's average taxable equity base by a rate that represents the difference between stock and mutual companies' earnings rates. Under the IRC, the enacted DEA rate for the current year is an Internal Revenue Service (IRS) estimate and is recomputed in the following year to reflect the actual industry results.

Prior to 1995, the Company recorded its portion of the federal income tax expense for the DEA based on the enacted IRS rates for the current year along with any adjustment to the DEA related to the recomputation of the prior year's estimate. The portion of the Company's federal income tax expense associated with the DEA was recorded directly to surplus.

In 1995, the Company changed its method of accounting for the DEA to record the tax based on management's best estimate of the final DEA rates. The impact of this accounting change resulted in a $2,017 direct charge to surplus in 1995. In addition, in 1995 the Company began recording the portion of its federal income tax expense associated with the DEA in the Statements of Operations.

NOTE 3 - INVESTMENTS:

DEBT SECURITIES

The following summarizes the statement value and estimated fair value of the Company's investment in debt securities as of December 31, 1996 and 1995.

                                                   DECEMBER 31, 1996
                                       -----------------------------------------
                                                   GROSS      GROSS    ESTIMATED
                                       STATEMENT UNREALIZED UNREALIZED   FAIR
                                         VALUE     GAINS      LOSSES     VALUE
                                       --------- ---------- ---------- ---------
United States Government.............  $  3,670    $   85     $   --   $  3,755
Other governmental units.............    10,075       477         --     10,552
Public utility.......................    20,415       245        147     20,513
Industrial and other.................   309,689     4,836      2,417    312,108
Mortgage and other asset-backed secu-
 rities..............................   218,382     2,165        884    219,663
                                       --------    ------     ------   --------
 TOTAL...............................  $562,231    $7,808     $3,448   $566,591
                                       ========    ======     ======   ========

-------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

                                                   DECEMBER 31, 1995
                                       -----------------------------------------
                                                   GROSS      GROSS    ESTIMATED
                                       STATEMENT UNREALIZED UNREALIZED   FAIR
                                         VALUE     GAINS      LOSSES     VALUE
                                       --------- ---------- ---------- ---------
United States Government.............  $  3,376   $   173     $   --   $  3,549
Other governmental units.............     4,718       544         --      5,262
Public utility.......................    26,355       844          3     27,196
Industrial and other.................   301,111    12,354        231    313,234
Mortgage and other asset-backed secu-
 rities..............................    78,427     1,148      1,186     78,389
                                       --------   -------     ------   --------
 TOTAL...............................  $413,987   $15,063     $1,420   $427,630
                                       ========   =======     ======   ========

The following summarizes the statement value and estimated fair value of the Company's investment in debt securities as of December 31, 1996, by contractual maturity.

                                                            STATEMENT ESTIMATED
                                                              VALUE   FAIR VALUE
                                                            --------- ----------
Maturity:
 Within one year........................................... $ 23,893   $ 23,970
 After one year through five years.........................  158,766    160,625
 After five years through ten years........................  108,761    110,253
 After ten years through twenty years......................   25,151     24,555
 After twenty years........................................   27,278     27,525
 Mortgage and other asset-backed securities................  218,382    219,663
                                                            --------   --------
  TOTAL.................................................... $562,231   $566,591
                                                            ========   ========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities consist of commercial and residential mortgage pass-through holdings and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans. These securities follow a structured principal repayment schedule and are of high credit quality. These securities are rated investment grade, other than $5,552 in commercial mortgage-backed securities retained from the securitization of the Company's commercial mortgage loan portfolio. The mortgage and other asset-backed securities portfolio is represented separately in the maturity schedule due to the potential for prepayment. The weighted average life of this portfolio is 5.5 years.

During 1996, 1995 and 1994, proceeds from dispositions of investments in debt securities amounted to $165,045, $73,341 and $76,309, respectively. The gross gains realized on those dispositions were $2,138, $2,307 and $205 and gross losses realized on those dispositions were $363, $133 and $799 during 1996, 1995 and 1994, respectively. Net realized losses, net of taxes, transferred to the IMR for 1996 were $570. Net realized gains, net of taxes, transferred to the IMR were $1,413 for 1995. Net realized losses, net of taxes, transferred to the IMR for 1994 were $70. Amortization of the IMR included in net investment income amounted to $284 and $33 in 1996 and 1995, respectively. Amortization of the IMR deducted from net investment income amounted to $36 in 1994.

The Company's investment portfolio of debt securities is comprised predominantly of investment grade securities. As of December 31, 1996 and 1995, debt securities totaling $22,746 and $10,081, respectively, were classified by the NAIC as less than investment grade. The Company held no debt securities which were non-income producing for the preceding twelve months as of December 31, 1996 and 1995.

MORTGAGE LOANS

On August 29, 1996, in conjunction with its parent, the Company securitized the majority of its mortgage loan portfolio, by transferring mortgage loans with a principal value of $65,852 and a book value of $65,821 to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $65,651. The certificates evidence the entire beneficial ownership

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

interest in the trust. The cash flow from the mortgages will be used to repay the certificates over an average life of 4.28. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on the performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust. As a result of this transaction, the Company recognized a loss of $2,354 upon the transfer of the mortgages to the trust, representing the difference between the fair market value of the certificates and the book value of the mortgage loans transferred to the trust. This loss was deferred through the Interest Maintenance Reserve (IMR), net of related taxes, and will be amortized into income over the remaining life of the mortgages sold.

Included in the Company's bond portfolio are the highest quality classes of certificates with a par value of $60,071 and a fair market value of $61,683 at the time of the securitization, which the Company retained. The Company sold the lowest rated classes of certificates with a par value of $5,581 and a fair market value of $2,086.

The mortgage loans which were not included in the securitization were retained by the Company and had a book value of $19,075 and an estimated fair value of $16,400 on the date of the securitization. Loans the Company intends to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $16,389 and an estimated net realizable value of $13,668, which resulted in a credit-related realized loss of $2,721. The Company intends to hold mortgage loans with a book value of $2,686 on the date of the securitization through their remaining terms. The Company has discontinued the origination of commercial mortgage loans.

The following summarizes the statement value of mortgage loans by property type and geographic concentration as of December 31, 1996 and 1995.

                                                                  1996    1995
                                                                 ------- -------
PROPERTY TYPE
Retail.......................................................... $    -- $28,391
Office buildings................................................  11,190  20,586
Dwellings.......................................................      --  22,110
Other...........................................................      --  19,308
                                                                 ------- -------
 TOTAL.......................................................... $11,190 $90,395
                                                                 ======= =======
GEOGRAPHIC CONCENTRATION
Northeast....................................................... $ 5,884 $17,068
West............................................................      --  28,534
Midwest.........................................................   5,306  33,680
South...........................................................     --   11,113
                                                                 ------- -------
 TOTAL.......................................................... $11,190 $90,395
                                                                 ======= =======

The Company's investments included $2,663 of mortgage loans delinquent over 60 days and no mortgage loans which were non-income producing for the preceding twelve months as of December 31, 1996. The Company's investments did not include any mortgage loans delinquent over 60 days as of December 31, 1995. As of December 31, 1996 and 1995, there were no restructured mortgage loans in the mortgage loan portfolio. Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, amortization, maturity date, or collateral have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced prior to or upon maturity at or above current market terms.

REAL ESTATE

The Company's investments include $3,041 and $5,087 of foreclosed real estate as of December 31, 1996 and 1995, respectively.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 4 - RESERVES AND FUNDS FOR THE PAYMENT OF FUTURE LIFE AND ANNUITY
BENEFITS:

The following summarizes the withdrawal characteristics of the Company's reserves and deposit funds as of December 31, 1996.

                                                                      STATEMENT
                                                                        VALUE
                                                                      ---------
Total policyholders' reserves and funds, including separate account liabilities......................................................... $912,222
Amounts not subject to discretionary withdrawal......................  (65,900)
                                                                      --------
 Amounts subject to discretionary withdrawal......................... $846,322
                                                                      ========

Of the total reserves and deposit funds which are subject to discretionary withdrawal, $398,971, which is net of applicable policy loans, may be withdrawn without the policyholder incurring surrender charges or market value adjustments to the funds.

NOTE 5 - FAIR VALUE OF FINANCIAL INSTRUMENTS:

The following table summarizes the Company's investment in financial instruments as of December 31, 1996 and 1995.

                                               1996                 1995
                                       -------------------- --------------------
                                       STATEMENT ESTIMATED  STATEMENT ESTIMATED
                                         VALUE   FAIR VALUE   VALUE   FAIR VALUE
                                       --------- ---------- --------- ----------
FINANCIAL ASSETS:
Debt securities
 Bonds................................ $562,231   $566,592  $413,987   $427,630
Equity securities
 Non-redeemable preferred stocks......    3,577      3,973     3,577      3,973
Mortgage loans
 Commercial...........................   11,190     11,297    90,234     90,529
 Residential..........................       --         --       161        163
Separate account assets...............  143,346    143,346    28,216     28,216
FINANCIAL LIABILITIES:
Investment-type contracts
 Individual annuities.................   41,727     43,040    21,777     22,767
Separate account liabilities..........  143,346    143,346    28,216     28,216

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investments, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of estimating fair value. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The statement values of policy loans and cash and short-term investments approximate their fair values. The resulting estimated fair values may not be indicative of the value negotiated in an actual sale.

The Company is exposed to interest rate risk on its interest sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the duration of both assets and liabilities and anticipated cash flows of the Company's assets and liabilities.

The fair value of the Company's liabilities for individual annuities is estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

NOTE 6 - FEDERAL INCOME TAXES:

The provision for federal income taxes differs from the normal relationship of federal income tax to pre-tax income principally due to the mutual company DEA, treatment of policy acquisition costs and differences in policy reserve valuation methods.

NOTE 7 - REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. The Company remains primarily liable as the direct insurer on all risks reinsured, and performs due diligence to ensure that amounts due from reinsurers are collectable. The table below includes the reinsurance amounts recorded in the accompanying financial statements, which are presented net of reinsurance activity.

                                                 ASSUMED    CEDED TO
                                       GROSS    FROM OTHER   OTHER       NET
                                       AMOUNT   COMPANIES  COMPANIES    AMOUNT
                                     ---------- ---------- ---------- ----------
DECEMBER 31, 1996:
Life insurance in-force............  $3,235,176 $3,063,179 $3,466,292 $2,832,063
Premium and annuity considerations.     195,811     18,650     23,934    190,527
Reserves and funds for the payment
 of future life and annuity bene-
 fits..............................     526,157    245,580      2,861    768,876
DECEMBER 31, 1995:
Life insurance in-force............  $3,427,165 $3,226,701 $3,638,470 $3,015,396
Premium and annuity considerations.      81,965     19,826     22,887     78,904
Reserves and funds for the payment
 of future life and annuity bene-
 fits..............................     466,707    244,689      2,676    708,720

During 1994, the Company had gross premiums of $57,429, assumed premiums of $19,625 and ceded premiums of $41,138.

The Company assumes and cedes certain risks under reinsurance agreements with Penn Mutual. Net life insurance in-force assumed from Penn Mutual totaled $327,897 and $342,694 as of December 31, 1996 and 1995, respectively. The Company maintained reserves related to these policies of $243,426 and $242,691, as of December 31, 1996 and 1995, respectively. Net premium and annuity considerations assumed in connection with these agreements were $7,160 and $8,799 in 1996 and 1995, respectively. Net premium and annuity considerations ceded in 1994 were $10,069.

The Company's intercompany yearly renewable term (YRT) reinsurance treaty with Penn Mutual, which covers certain universal life insurance products, was modified in 1995 to provide an experience refund to be paid to the Company by Penn Mutual in the amount of 75% of any reinsurance gain that is generated on the products covered by the reinsurance agreement. As a result of the change to this reinsurance treaty, $4,461 and $2,257 was received by the Company from Penn Mutual as an experience rating refund in 1996 and 1995, respectively.

During 1995, the Company recaptured its single premium immediate annuity business which it had previously ceded entirely to Penn Mutual. The transaction resulted in the transfer of approximately $31,000 of invested assets and policyholder liabilities from Penn Mutual to the Company.

NOTE 8 - RELATED PARTIES:

Penn Mutual has undertaken to provide sufficient financial support so that the Company will have adequate capital and surplus as required by applicable laws to meet its obligations to its policyholders under the terms of the Company's policies and contracts.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

Under the terms of an expense allocation agreement, the Company reimbursed Penn Mutual for services and facilities provided on behalf of the Company, including direct and allocated expenses. For 1996, 1995 and 1994, the total expenses incurred under this agreement were $8,915, $6,738 and $5,391, respectively.

During 1996, the Company took part in an intercompany sale of securities with Penn Mutual. The Company sold $98,000 of securities to Penn Mutual in exchange for securities with a fair market value of $27,000 and $71,000 in cash. The resulting gain of $499 was deferred into the IMR and will be amortized into income over the remaining life of the securities.

State insurance laws limit the amount of dividends that the Company may pay to Penn Mutual.

NOTE 9 - COMMITMENTS AND CONTINGENCIES:

The Company is a respondent in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1996, the Company had no outstanding commitments relating to these investment activities.

                                     PART C
                                     ------

                               Other Information
                               -----------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------


  (a)     Financial Statements included in Part B:

          Financial Statements of Penn Variable Annuity Account I:

          Report of Independent Accountants

          Statement of Assets and Liabilities - December 31, 1996
          Statement of Operations - For the year ended December 31, 1996 Statements of Changes in Net Assets - For the years ended
                December 31, 1996
          Notes to Financial Statements

          Financial Statements of The Penn Insurance and Annuity Company:

          Report of Independent Accountants

          Statements of Financial Condition at December 31, 1996 and 1995 Statements of Operations for the years ended December 31, 1996, 1995 and 1994 Statements of Changes in Stockholders' Equity for the years ended December 31, 1996, 1995 and 1994
          Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994
          Notes to Financial Statements

  (b)     Exhibits

          1. Resolution of Board of Directors of The Penn Insurance and Annuity Company authorizing the establishment of the Registrant./(a)/

          2.            Not applicable.

          3.    (a)     Sales Support Agreement between The Penn Insurance
                        and Annuity Company and Hornor, Townsend & Kent
                        Inc./(b)/

                (b) Agent's Agreement between the Company, Hornor, Townsend & Kent, Inc. and Agent, relating to broker-dealer supervision./(b)/

                (c) Distribution Agreement between The Penn Insurance and Annuity Company and Hornor, Townsend & Kent, Inc./(b)/

          4.            Individual Variable and Fixed Annuity Contract./(b)/

          5.            Application for Individual Variable and Fixed Annuity
                        Contract./(b)/

          6.    (a)     Charter of The Penn Insurance and Annuity Company./(a)/

                (b)     By-laws of The Penn Insurance and Annuity Company./(a)/

          7.            None.


          8.    (a)     Fund Participation Agreement among The Penn Insurance
                        and Annuity Company, TCI Portfolios, Inc. (renamed
                        American Century Variable Portfolios, Inc., effective
                        May 1, 1997) and Investors Research Corporation
                        (renamed American Century Investment Management,
                        Inc. effective May 1, 1997)./(b)/

                (b)(1) Sales Agreement between The Penn Insurance and Annuity Company and Neuberger & Berman Advisers Management Trust. /(c)/

                (b)(2) Assignment and Modification Agreement between Neuberger & Berman Management Trust, Neuberger & Berman Advisers Management Trust and The Penn Insurance and Annuity Company./(c)/


                (b)(3) Amendment to Participation Agreement between The Penn Insurance and Annuity Company and Neuberger & Berman Advisers Management Trust. Filed herewith.

                (c) Participation Agreement between The Penn Insurance and Annuity Company and Variable Insurance Products Fund./(b)/

                (d) Participation Agreement between The Penn Insurance and Annuity Company and Variable Insurance Products Fund II./(b)/

                (e) Sales Agreement between Penn Series Funds, Inc. and The Penn Insurance and Annuity Company./(b)/

                (f) Participation Agreement between The Penn Insurance and Annuity Company and Morgan Stanley Universal Funds, Inc. Filed herewith.

          9.            Opinion of C. Ronald Rubley, Esq., Associate
                        General Counsel to The Penn Mutual Life Insurance Company (parent of the Company), as to the legality of the Contracts./(b)/

          10.   (a)     Consent of Coopers & Lybrand L.L.P.  Filed herewith.

                (b)     Consent of Morgan, Lewis & Bockius LLP.  Filed herewith.

          11.           None.

          12.           None.

          13.           Schedule for Computation of Performance Quotations.
                        Filed herewith.


          14.   (a)     Powers of Attorney of Directors.  Filed herewith.


_____________

/(a)/ Filed as exhibit and incorporated herein by reference to Exhibit 1 to this Registration Statement filed on August 22, 1994.

/(b)/ Filed as exhibit and incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 28, 1995.


/(C)/ Filed as exhibit and incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement on April 29, 1996.

Item 25.  Directors and Officers of the Depositor
          ---------------------------------------

The following table sets forth all of the directors and officers of the Depositor.


DIRECTORS
--------------------------------------

Robert E. Chappell                                      Nancy S. Brodie

L. Stockton Illoway                                  Richard J. Liburdi

Ernest K. Noll                                     Rudoph C. Sander


Daniel J. Toran


OFFICERS
--------

Robert E. Chappell                      L. Stockton Illoway
President and Chairman of the Board     Vice President

Richard J. Liburdi                      Nancy S. Brodie
Vice President                          Executive Vice President and
                                        Chief Financial Officer

Richard F. Plush                        James A. Clary
Vice President                          Vice President

George J. Limbach                       Robert P. Davis
Vice President                          Vice President and Valuation Actuary

Patrick J. Fillette                     Franklin L. Best, Jr.
Vice President                          Secretary and Counsel

Steven M. Herzberg                      James D. Benson
Treasurer                               Controller

Alicia Bolton                           Peter R. Schaefer
Assistant Controller                    Actuary

Thomas F. Gumina                        Joseph D. Burns
Medical Director                        Claims Officer

Barbara J. Henderson                    Ronald M. Pappas
Investment Officer                      Investment Officer

Peter M. Sherman                        Lawrence N. Saltzman
Senior Vice President and               Assistant Treasurer
Chief Investment Officer




The business address of the directors and officers, except Messrs. Noll and Sander, is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172. The address of Mr. Noll is 421 Keats Road, Huntingdon Valley, PA 19006. The business address of
Mr. Sander is Janney Montgomery Scott Inc., 1801 Market Street, Philadelphia, PA 19103.


Item 26.   Persons Controlled By or Under Common Control with the Depositor or
           -------------------------------------------------------------------
           Registrant
           ----------

           The Penn Insurance and Annuity Company is a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual").





           Penn Mutual is the owner of 100% of the outstanding common stock of Penn Series Funds, Inc. (registered investment company), a Maryland corporation. For further information on the ownership of the outstanding common stock of Penn Series, see "General Information" in the Prospectus and "Ownership of Shares" in the Statement of Additional Information, both of which are included in this Post-Effective Amendment and are incorporated herein by reference.

           Penn Mutual is the record and beneficial owner of all of the outstanding common stock of Independence Capital Management, Inc., a Pennsylvania corporation and registered investment adviser.

           Penn Mutual is the record and beneficial owner of all of the outstanding common stock of Penn Janney Fund, Inc. Penn Janney Fund, Inc. is a Pennsylvania corporation and invests in new businesses.

           Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Square Properties, Inc., a holding corporation incorporated in Delaware.


           Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: Penn Glenside Corp., Penn Wayne Corp., St. James Realty Corp., Investors' Mortgage Corp., and Christie Street Properties, Inc., all Pennsylvania corporations; and Indepro Corp., Economic Resources Associates, Inc. and WPI Investment Company, both Delaware corporations.


           Indepro Corp. is the record and beneficial owner of 100% of the outstanding common stock of Indepro Property Fund I Corp., Indepro Property Fund II Corp., Commons One Corp. and West Hazleton, Inc., all Delaware corporations.

           Independence Square Properties, Inc. also is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: Hornor, Townsend and Kent, Inc. (registered broker-dealer and investment adviser), a Pennsylvania corporation; Penn Tallahassee Corp. (real estate investment), both Florida corporations.

           Independence Square Properties, Inc. also is the record and beneficial owner of 100% of the outstanding common stock of Janney Montgomery Scott Inc. (registered broker-dealer and investment adviser), a Delaware corporation.



           Janney Montgomery Scott Inc. is the record and beneficial owner of 100% of the outstanding common stock of the following corporations:
           Addison Capital Management, Inc. (investment adviser), a Pennsylvania corporation; JMS Resources, Inc. (oil and gas development), a Pennsylvania corporation; and JMS Investor Services, Inc. (insurance sales), a Delaware corporation.

Item 27.   Number of Contract Owners
           -------------------------


           As of March 1, 1997, there were:
           1,662   owners of qualified individual variable annuity contracts
           13,603 owners of nonqualified individual variable annuity contracts

Item 28.   Indemnification
           ---------------

           Article 4.1 of the By-laws of The Penn Insurance and Annuity Company provides as follows: "The Company shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding either civil, criminal, administrative or investigative by reason of the fact that he is or was a Director, Officer or employee of the Company or is or was serving at the request of the Company as a director, officer or employee of another enterprise against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding to the extent that such person is not otherwise indemnified and the power to do so has been or may be granted by statute. For this purpose the Board of Directors may, and on request of any such person shall be required to, determine in each case whether or not the applicable standards in any such statute have been met, or such determination shall be made by independent legal counsel, if the Board so directs or if the Board is not empowered by statute to make such determination." Article 4.2 further provides that the foregoing indemnification provision is not exclusive, and
           Article 4.3 authorizes the Board to purchase the Company's expense insurance and to give other indemnification to the extent permitted by law.

           Selling Agreements entered into by The Penn Insurance and Annuity Company ("PIA") and its affiliate, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of PIA and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------


           Hornor, Townsend & Kent, Inc. serves as principal underwriter of the securities of the Securities Registrant.

           Hornor, Townsend & Kent, Inc. serves as principal underwriter for Addison Capital Shares, Inc., a registered investment company, and for variable annuity and variable life insurance contracts issued by Penn Mutual and funded through Variable Annuity Account III and Variable Life Account I.

           Hornor, Townsend & Kent, Inc. - Directors and Officers
           ------------------------------------------------------

           John J. Gray, Director and Chairman of the Board
           Harold E. Maude, Jr., Director
           Daniel J. Toran, Director
           Norman T. Wilde, Jr., Director
           Ronald C. Zimmerman, President and Chief Executive Officer

           Michael D. Sweeney, Assistant Vice President, Director of Compliance and Secretary
           C. Ray Smith, Executive Vice President, Sales and Marketing
           Laura M. Ritzko, Assistant Secretary
           Joseph R. Englert, Assistant Vice President, Director of Operations Henry Buck, Assistant Vice President and Assistant Treasurer
           Barbara S. Wood, Senior Vice President, Finance and Treasurer
           Bruce Ohrenich, Vice President, Sales
           William H. Pentz, Counsel
           Constance Flavillo, Assistant Secretary

           The principal business address of Messrs. Gray and Wilde is Janney, Montgomery, Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania.


           The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.



           Commissions and Other Compensation Received By Each Principal
           --------------------------------------------------------------
           Underwriter During Last Fiscal Year
           -----------------------------------


                      Net Underwriting  Compensation
Name of Principal      Discounts and         on         Broker        Other
   Underwriter          Commissions      Redemption   Commissions  Commissions
-----------------     ----------------  ------------  -----------  -----------

Hornor, Townsend and       $115,189.71        $0           $0           $0
Kent, Inc.



Item 30.   Location of Accounts and Records
           --------------------------------

           The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

           The Penn Insurance and Annuity Company
           600 Dresher Road
           Horsham, Pennsylvania 19044

Item 31.   Management Services
           -------------------

           See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.   Undertakings
           ------------

           The Penn Insurance and Annuity Company hereby undertakes:
           --------------------------------------------------------

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

           (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                                   SIGNATURES


           As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 2 of this Registration Statement and has caused this Post-Effective Amendment No. 2 to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 28th day of April, 1997.


                                 PIA VARIABLE ANNUITY ACCOUNT I
                                       (Registrant)



                                 By:   /s/ Robert E. Chappell
                                    ------------------------------------------
                                       Robert E. Chappell
                                       Chairman of the Board
                                       and President


           As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on the 28th day of April, 1997.



Signature                                      Title
---------                                      -----


/s/ Robert E. Chappell                         Chairman of the Board and
----------------------                         President
Robert E. Chappell                             (Principal Executive Officer)



/s/ Nancy S. Brodie                            Executive Vice President,
-------------------                            Chief Financial Officer and
Nancy S. Brodie                                Director
                                               (Principal Financial Officer)


/s/ James D. Benson                            Controller
-------------------                            (Principal Accounting Officer)
James D. Benson



*L. Stockton Illoway                           Director

*Richard J. Liburdi                            Director

*Ernest K. Noll                                Director

*Rudolph C. Sander                             Director

*Daniel J. Toran                               Director


*By : /s/ Robert E. Chappell
      ---------------------------------------
        Robert E. Chappell, attorney-in-fact

                                 EXHIBIT INDEX
                                 -------------


EX-99.B 8(b)(3)    Amendment to Participation Agreement between The Penn
                   Insurance and Annuity Company and Neuberger & Berman Advisers
                   Management Trust.

EX-99.B 8(f)       Participation Agreement between The Penn Insurance and
                   Annuity Company and Morgan Stanley Universal Funds, Inc.

EX-99.B 10(a)      Consent of Coopers & Lybrand L.L.P.

EX-99.B 10(b)      Consent of Morgan, Lewis & Bockius LLP.

EX-99.B 13         Schedule for Computation of Performance Quotations.

EX-99.B 14(a)      Powers of Attorney of Directors.



                                     C-11